UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07462


                                WM Variable Trust
               (Exact name of registrant as specified in charter)


                   1201 Third Avenue, 22nd Floor, Seattle, WA
                 98101 (Address of principal executive offices)
                                   (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                   Date of fiscal year end: December 31, 2004

                    Date of reporting period: March 31, 2005




PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT REIT FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 88.5%
     DIVERSIFIED - 4.3%
     22,200   iStar Financial Inc. ....................  $       914
     17,000   Vornado Realty Trust ....................        1,178
                                                         -----------
              Total Diversified .......................        2,092
                                                         -----------
     HEALTH CARE - 3.5%
     37,400   Health Care Property Investors, Inc. ....          878
     23,000   Healthcare Realty Trust, Inc. ...........          838
                                                         -----------
              Total Health Care .......................        1,716
                                                         -----------
     INDUSTRIAL/OFFICE - 26.7%
       INDUSTRIAL - 5.1%
     25,500   AMB Property Corporation ................          964
     40,500   ProLogis ................................        1,503
                                                         -----------
                                                               2,467
                                                         -----------
       MIXED - 1.9%
     31,500   Duke Realty Corporation .................          940
                                                         -----------
       OFFICE - 19.7%
     29,000   Alexandria Real Estate Equities, Inc. ...        1,867
     18,000   Arden Realty, Inc. ......................          609
     20,500   Boston Properties, Inc. .................        1,235
     31,500   CarrAmerica Realty Corporation ..........          994
     69,000   Corporate Office Properties Trust .......        1,827
     65,500   Equity Office Properties Trust ..........        1,973
     17,500   SL Green Realty Corporation** ...........          984
                                                         -----------
                                                               9,489
                                                         -----------
              Total Industrial/Office .................       12,896
                                                         -----------
     LODGING/RESORTS - 6.0%
     68,000   Equity Inns, Inc. .......................          750
     32,000   Hospitality Properties Trust ............        1,292
     50,800   Host Marriott Corporation ...............          841
                                                         -----------
              Total Lodging/Resorts ...................        2,883
                                                         -----------
     MORTGAGE/FINANCIAL - 3.0%
     34,600   Annaly Mortgage Management, Inc.** ......          649
     19,500   Friedman, Billings, Ramsey Group, Inc.,
                Class A** .............................          310
      9,500   Redwood Trust, Inc.** ...................          486
                                                         -----------
              Total Mortgage/Financial ................        1,445
                                                         -----------
     RESIDENTIAL - 10.1%
       APARTMENTS - 10.1%
     22,000   AvalonBay Communities, Inc. .............        1,471
     65,000   Equity Residential ......................        2,094
     63,000   United Dominion Realty Trust, Inc. ......        1,315
                                                         -----------
              Total Residential .......................        4,880
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     RETAIL - 25.9%
       REGIONAL MALLS - 15.9%
     47,000   General Growth Properties, Inc. .........  $     1,603
     35,600   Macerich Company ........................        1,897
     35,000   Mills Corporation .......................        1,851
     38,000   Simon Property Group, Inc. ..............        2,302
                                                         -----------
                                                               7,653
                                                         -----------
       SHOPPING CENTERS - 10.0%
     42,200   Developers Diversified Realty Corporation        1,677
     32,000   Kimco Realty Corporation ................        1,725
     25,500   Pan Pacific Retail Properties, Inc. .....        1,447
                                                         -----------
                                                               4,849
                                                         -----------
              Total Retail ............................       12,502
                                                         -----------
     SELF STORAGE - 3.0%
     18,000   Public Storage, Inc. ....................        1,025
     10,000   Shurgard Storage Centers, Inc., Class A .          410
                                                         -----------
              Total Self Storage ......................        1,435
                                                         -----------
     SPECIALTY - 6.0%
     44,500   Capital Automotive REIT .................        1,474
      8,300   Global Signal Inc. ......................          249
     33,000   Plum Creek Timber Company, Inc. .........        1,178
                                                         -----------
              Total Specialty .........................        2,901
                                                         -----------
              Total REITS
                (Cost $31,749) ........................       42,750
                                                         -----------
 COMMON STOCKS - 6.1%
     CONSUMER DISCRETIONARY - 3.9%
       CONSUMER DURABLES & APPAREL - 1.9%
     31,600   D.R. Horton, Inc. .......................          924
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 2.0%
     14,700   Harrah's Entertainment, Inc.** ..........          949
                                                         -----------
              Total Consumer Discretionary ............        1,873
                                                         -----------
     FINANCIALS - 2.2%
       DIVERSIFIED FINANCIALS - 0.7%
     10,000   Countrywide Financial Corporation .......          324
                                                         -----------
       INSURANCE - 1.5%
     23,000   Fidelity National Financial, Inc. .......          758
                                                         -----------
              Total Financials ........................        1,082
                                                         -----------
              Total Common Stocks
                (Cost $2,085) .........................        2,955
                                                         -----------

                    See Notes to Portfolio of Investments.                     1

--------------------------------------------------------------------------------
VT REIT FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                                                 VALUE
     (000S)                                                 (000S)
     ------                                                 ------

 REPURCHASE AGREEMENT - 5.3%
   (COST $2,544)
$     2,544   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $2,544,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $2,629,000) ..  $     2,544
                                                         -----------
 SHORT-TERM INVESTMENT - 7.3%
   (COST $3,512)
      3,512   Mellon GSL DBT II
                Collateral Fund++ .....................        3,512
                                                         -----------
TOTAL INVESTMENTS (Cost $39,890*) .............. 107.2%       51,761
OTHER ASSETS (LIABILITIES) (Net) ...............  (7.2)       (3,492)
                                                 -----   -----------
NET ASSETS ..................................... 100.0%  $    48,269
                                                 =====   ===========

-----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $3,378,000, representing 7.0% of the total net assets of the Fund (Collateral Value $3,512,000).
 ++ Represents investment purchased with cash collateral for securities loaned.


2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 87.8%
     CONSUMER DISCRETIONARY - 13.6%
       AUTOMOBILES & COMPONENTS - 3.4%
     46,500   Autoliv, Inc. ...........................  $     2,216
     60,200   General Motors Corporation** ............        1,769
     50,000   Magna International Inc., Class A .......        3,345
                                                         -----------
                                                               7,330
                                                         -----------
       CONSUMER DURABLES & APPAREL - 3.7%
     90,000   D.R. Horton, Inc. .......................        2,632
    140,000   Mattel, Inc. ............................        2,989
     30,000   NIKE Inc., Class B ......................        2,499
                                                         -----------
                                                               8,120
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 2.8%
     32,500   Carnival Corporation ....................        1,684
     42,500   Harrah's Entertainment, Inc. ............        2,745
     57,500   McDonald's Corporation ..................        1,790
                                                         -----------
                                                               6,219
                                                         -----------
       RETAILING - 3.7%
     54,000   May Department Stores Company ...........        1,999
     67,500   Neiman Marcus Group Inc., Class A .......        6,177
                                                         -----------
                                                               8,176
                                                         -----------
              Total Consumer Discretionary ............       29,845
                                                         -----------
     CONSUMER STAPLES - 5.9%
       FOOD & STAPLES RETAILING - 1.3%
     80,500   Wal-Mart de Mexico SA de CV, ADR ........        2,822
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 3.6%
     50,500   Altria Group, Inc. ......................        3,302
     64,500   ConAgra Foods, Inc. .....................        1,743
     47,700   Diageo PLC, Sponsored ADR ...............        2,714
                                                         -----------
                                                               7,759
                                                         -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
     42,000   Procter & Gamble Company ................        2,226
                                                         -----------
              Total Consumer Staples ..................       12,807
                                                         -----------
     ENERGY - 10.1%
     95,000   Baker Hughes Inc. .......................        4,227
     43,500   BP PLC, Sponsored ADR ...................        2,714
     39,484   ChevronTexaco Corporation ...............        2,302
     25,280   ConocoPhillips Company ..................        2,726
     75,100   GlobalSantaFe Corporation ...............        2,782
     30,500   Royal Dutch Petroleum Company (F) .......        1,831
     26,500   Schlumberger Ltd. .......................        1,868
     50,894   Valero Energy Corporation ...............        3,729
                                                         -----------
              Total Energy ............................       22,179
                                                         -----------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     FINANCIALS - 25.4%
       BANKS - 7.7%
     92,602   Bank of America Corporation .............  $     4,084
    129,000   North Fork Bancorporation, Inc. .........        3,578
     87,200   TCF Financial Corporation ...............        2,368
     72,000   U.S. Bancorp ............................        2,075
     78,000   Wells Fargo & Company ...................        4,664
                                                         -----------
                                                              16,769
                                                         -----------
       DIVERSIFIED FINANCIALS - 8.5%
     57,000   Allied Capital Corporation** ............        1,488
     96,500   Citigroup Inc. ..........................        4,337
     84,998   Countrywide Financial Corporation .......        2,759
     26,000   Franklin Resources, Inc. ................        1,785
     37,000   Freddie Mac .............................        2,339
     64,000   JPMorgan Chase & Company ................        2,214
     39,500   Morgan Stanley ..........................        2,261
     25,600   T. Rowe Price Group, Inc. ...............        1,520
                                                         -----------
                                                              18,703
                                                         -----------
       INSURANCE - 9.2%
     82,000   ACE Ltd. ................................        3,384
     96,500   AFLAC Inc. ..............................        3,596
     70,000   Allstate Corporation ....................        3,784
     64,000   Fidelity National Financial, Inc. .......        2,108
     99,000   HCC Insurance Holdings, Inc. ............        3,580
     50,700   XL Capital Ltd., Class A ................        3,669
                                                         -----------
                                                              20,121
                                                         -----------
              Total Financials ........................       55,593
                                                         -----------
     HEALTH CARE - 7.6%
       HEALTH CARE EQUIPMENT & SERVICES - 2.7%
     30,500   Becton Dickinson & Company ..............        1,782
     76,000   HCA, Inc. ...............................        4,071
                                                         -----------
                                                               5,853
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 4.9%
     65,000   Abbott Laboratories .....................        3,030
     57,000   Johnson & Johnson .......................        3,828
    150,000   Pfizer Inc. .............................        3,941
                                                         -----------
                                                              10,799
                                                         -----------
              Total Health Care .......................       16,652
                                                         -----------
     INDUSTRIALS - 7.8%
       CAPITAL GOODS - 5.9%
     29,500   Boeing Company ..........................        1,725
     20,500   General Dynamics Corporation ............        2,194
     66,500   General Electric Company ................        2,398
     51,000   Northrop Grumman Corporation ............        2,753
     43,000   PACCAR Inc. .............................        3,113
     24,000   Tyco International Ltd. .................          811
                                                         -----------
                                                              12,994
                                                         -----------


                     See Notes to Portfolio of Investments.                    3

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INDUSTRIALS - (CONTINUED)
       COMMERCIAL SERVICES & SUPPLIES - 0.8%
     56,500   Waste Management Inc. ...................  $     1,630
                                                         -----------
       TRANSPORTATION - 1.1%
     33,500   United Parcel Service, Inc., Class B ....        2,437
                                                         -----------
              Total Industrials .......................       17,061
                                                         -----------
     INFORMATION TECHNOLOGY - 6.6%
       COMMUNICATIONS EQUIPMENT - 2.3%
     85,000   Harris Corporation ......................        2,775
    153,000   Nokia Oyj, Sponsored ADR ................        2,361
                                                         -----------
                                                               5,136
                                                         -----------
       COMPUTERS & PERIPHERALS - 1.8%
     92,300   Hewlett-Packard Company .................        2,025
     20,000   International Business Machines Corporation      1,828
                                                         -----------
                                                               3,853
                                                         -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
     49,000   Diebold, Inc. ...........................        2,688
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
     20,000   Intel Corporation .......................          464
     90,000   Microchip Technology Inc. ...............        2,341
                                                         -----------
                                                               2,805
                                                         -----------
              Total Information Technology ............       14,482
                                                         -----------
     MATERIALS - 3.8%
     38,000   Alcoa Inc. ..............................        1,155
     71,000   Cemex SA de CV, Sponsored ADR ...........        2,574
     45,000   Dow Chemical Company ....................        2,243
     37,000   Monsanto Company ........................        2,386
                                                         -----------
              Total Materials .........................        8,358
                                                         -----------
     TELECOMMUNICATION SERVICES - 2.7%
     39,000   Mobile TeleSystems OJSC, Sponsored ADR ..        1,373
     49,500   Verizon Communications Inc. .............        1,757
    104,000   Vodafone Group PLC, Sponsored ADR** .....        2,762
                                                         -----------
              Total Telecommunication Services ........        5,892
                                                         -----------
     UTILITIES - 4.3%
    128,000   FPL Group, Inc. .........................        5,139
     47,500   Pinnacle West Capital Corporation .......        2,019
     72,000   Southern Company** ......................        2,292
                                                         -----------
              Total Utilities .........................        9,450
                                                         -----------
              Total Common Stocks
                (Cost $152,766) .......................      192,319
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.2%
     27,800   AMB Property Corporation ................  $     1,051
     12,900   Arden Realty, Inc. ......................          436
     10,100   CarrAmerica Realty Corporation ..........          318
     26,500   Corporate Office Properties Trust .......          702
     16,500   Developers Diversified Realty Corporation          656
     12,200   Duke Realty Corporation .................          364
     36,000   Equity Office Properties Trust ..........        1,085
     39,500   Equity Residential ......................        1,272
     21,000   General Growth Properties, Inc. .........          716
     32,200   Health Care Property Investors, Inc. ....          756
     18,000   Hospitality Properties Trust ............          727
     10,500   Kimco Realty Corporation ................          566
     14,000   Macerich Company ........................          746
     12,000   Mills Corporation .......................          635
     28,500   Plum Creek Timber Company, Inc. .........        1,017
     15,200   ProLogis ................................          564
     13,000   Shurgard Storage Centers, Inc., Class A .          533
     22,000   Simon Property Group, Inc. ..............        1,333
      8,900   United Dominion Realty Trust, Inc. ......          186
                                                         -----------
              Total REITS
                (Cost $9,318) .........................       13,663
                                                         -----------
  PRINCIPAL
   AMOUNT
   (000S)
   ------

 CONVERTIBLE SECURITIES - 2.3%
     CONVERTIBLE BONDS AND NOTES - 2.3%
$     1,500   Continental Airlines, Inc., Conv. Sr. Note,
                5.000% due 06/15/2023 .................        1,301
        400   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                2.000% due 05/16/2023 .................          329
      1,000   deCODE genetics, Inc., Conv. Sr. Note,
                3.500% due 04/15/2011 .................          834
        850   RadiSys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 .................          829
      1,750   TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 .................        1,691
                                                         -----------
              Total Convertible Securities
                (Cost $4,785) .........................        4,984
                                                         -----------
 FIXED INCOME SECURITIES - 1.6%
     CORPORATE BONDS AND NOTES - 1.6%
        100   Aetna Inc., Company Guarantee,
                7.125% due 08/15/2006 .................          104
        500   Aetna Inc., Sr. Note,
                7.875% due 03/01/2011 .................          575
         45   Baxter International Inc., Note,
                7.125% due 02/01/2007 .................           47
        300   CBS Corporation, Sr. Note,
                7.150% due 05/20/2005 .................          301
      1,000   ERAC USA Finance Company, Note,
                7.350% due 06/15/2008++ ...............        1,080
         59   Raytheon Company, Sr. Note,
                6.150% due 11/01/2008 .................           62


4                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT EQUITY INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                   VALUE
   (000S)                                                   (000S)
   ------                                                  ------

 FIXED INCOME SECURITIES - (CONTINUED)
     CORPORATE BONDS AND NOTES - (CONTINUED)
$     1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .................  $     1,160
        100   Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .................          104
                                                         -----------
              Total Corporate Bonds and Notes
                (Cost $3,138) .........................        3,433
                                                         -----------
     U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
       SECURITIES - 0.0%+++
       FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 0.0%+++
         53   6.500% due 09/01/2030 ...................           55
         32   7.000% due 09/01/2030 ...................           34
                                                         -----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $82) ............................           89
                                                         -----------
              Total Fixed Income Securities
                (Cost $3,220) .........................        3,522
                                                         -----------
     SHARES
     ------
 WARRANTS - 0.0%+++
   (COST $0)
        250   V2 Music Holdings PLC,
                Expires 05/07/2008+,++ ................            0***- -
                                                         -----------

  PRINCIPAL
   AMOUNT                                                  VALUE
   (000S)                                                  (000S)
   ------                                                  -----

 REPURCHASE AGREEMENT - 2.2%
   (COST $4,789)
$     4,789   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $4,789,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $4,949,000) ..  $     4,789
                                                         -----------
 SHORT-TERM INVESTMENT - 3.7%
   (COST $8,030)
      8,030   Mellon GSL DBT II
                Collateral Fund++++ ...................        8,030
                                                         -----------
TOTAL INVESTMENTS (Cost $182,908*) .............  103.8%     227,307
OTHER ASSETS (LIABILITIES) (Net) ...............   (3.8)      (8,341)
                                                 ------  -----------
NET ASSETS .....................................  100.0% $   218,966
                                                 ======  ===========

-----------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $7,672,000, representing 3.5% of the total net assets of the Fund (Collateral Value $8,030,000).
  *** Value of security is less than $500.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.
 ++++ Represents investment purchased with cash collateral for securities loaned.
  - - Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------
                     GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
    (F)       --  Foreign Shares
--------------------------------------------------

                     See Notes to Portfolio of Investments.                    5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 97.2%
     CONSUMER DISCRETIONARY - 12.6%
       CONSUMER DURABLES & APPAREL - 1.7%
    212,000   Mattel, Inc. ............................  $     4,526
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 3.9%
    208,000   Carnival Corporation** ..................       10,777
                                                         -----------
       MEDIA - 5.7%
    114,000   Comcast Corporation, Class A+ ...........        3,851
    107,000   Comcast Corporation, Special Class A+** .        3,574
    349,000   Liberty Media Corporation, Class A+ .....        3,619
    135,000   Viacom Inc., Class B ....................        4,702
                                                         -----------
                                                              15,746
                                                         -----------
       RETAILING - 1.3%
    112,000   Gap, Inc. ...............................        2,446
     21,000   Kohl's Corporation+ .....................        1,084
                                                         -----------
                                                               3,530
                                                         -----------
              Total Consumer Discretionary ............       34,579
                                                         -----------
     CONSUMER STAPLES - 10.3%
       FOOD & STAPLES RETAILING - 3.2%
     79,000   Costco Wholesale Corporation ............        3,490
    329,000   Kroger Company+ .........................        5,274
                                                         -----------
                                                               8,764
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 1.8%
     95,000   PepsiCo Inc. ............................        5,038
                                                         -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 5.3%
    186,000   Avon Products, Inc. .....................        7,986
     56,000   Kimberly-Clark Corporation ..............        3,681
     56,000   Procter & Gamble Company ................        2,968
                                                         -----------
                                                              14,635
                                                         -----------
              Total Consumer Staples ..................       28,437
                                                         -----------
     ENERGY - 8.4%
     94,000   BP PLC, Sponsored ADR ...................        5,865
     91,000   ExxonMobil Corporation ..................        5,424
     83,000   Royal Dutch Petroleum Company (F) .......        4,983
     50,000   Schlumberger Ltd. .......................        3,524
     52,000   Unocal Corporation ......................        3,208
                                                         -----------
              Total Energy ............................       23,004
                                                         -----------
     FINANCIALS - 23.0%
       BANKS - 9.4%
    253,280   Bank of America Corporation .............       11,170
     98,000   North Fork Bancorporation, Inc. .........        2,719
    106,000   Wachovia Corporation ....................        5,396
    108,000   Wells Fargo & Company ...................        6,458
                                                         -----------
                                                              25,743
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

       DIVERSIFIED FINANCIALS - 7.2%
    136,000   Citigroup Inc. ..........................  $     6,112
    110,000   Freddie Mac .............................        6,952
    194,000   JPMorgan Chase & Company ................        6,712
                                                         -----------
                                                              19,776
                                                         -----------
       INSURANCE - 6.4%
    118,000   ACE Ltd. ................................        4,870
    154,000   Allstate Corporation ....................        8,325
     79,000   American International Group Inc. .......        4,378
                                                         -----------
                                                              17,573
                                                         -----------
              Total Financials ........................       63,092
                                                         -----------
     HEALTH CARE - 11.4%
       HEALTH CARE EQUIPMENT & SERVICES - 4.5%
     80,000   Baxter International Inc. ...............        2,719
     83,000   Cardinal Health Inc. ....................        4,631
    100,000   Medtronic, Inc. .........................        5,095
                                                         -----------
                                                              12,445
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 6.9%
    130,000   Bristol-Myers Squibb Company ............        3,310
     76,000   Johnson & Johnson .......................        5,104
     68,000   Merck & Company, Inc. ...................        2,201
    162,000   Pfizer Inc. .............................        4,256
    127,000   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .........................        3,937
                                                         -----------
                                                              18,808
                                                         -----------
              Total Health Care .......................       31,253
                                                         -----------
     INDUSTRIALS - 12.3%
       CAPITAL GOODS - 10.6%
    100,000   Boeing Company ..........................        5,846
    118,000   General Electric Company ................        4,255
    193,000   Honeywell International Inc. ............        7,181
     59,000   Lockheed Martin Corporation .............        3,603
    245,000   Tyco International Ltd. .................        8,281
                                                         -----------
                                                              29,166
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.5%
     57,000   Apollo Group, Inc., Class A+ ............        4,222
                                                         -----------
       TRANSPORTATION - 0.2%
      7,000   United Parcel Service, Inc., Class B ....          509
                                                         -----------
              Total Industrials .......................       33,897
                                                         -----------
     INFORMATION TECHNOLOGY - 12.9%
       COMMUNICATIONS EQUIPMENT - 1.6%
    300,000   Motorola, Inc. ..........................        4,491
                                                         -----------
       COMPUTERS & PERIPHERALS - 3.6%
    179,000   Hewlett-Packard Company .................        3,927
     64,000   International Business Machines
                Corporation ...........................        5,848
                                                         -----------
                                                               9,775
                                                         -----------


6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH & INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY  - (CONTINUED)
       IT SERVICES - 2.2%
    157,000   First Data Corporation ..................  $     6,172
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
     33,351   Freescale Semiconductor Inc., Class B+ ..          575
    160,000   Intel Corporation .......................        3,717
                                                         -----------
                                                               4,292
                                                         -----------
       SOFTWARE - 3.9%
    185,909   Computer Associates International, Inc. .        5,038
    239,000   Microsoft Corporation ...................        5,777
                                                         -----------
                                                              10,815
                                                         -----------
              Total Information Technology ............       35,545
                                                         -----------
     MATERIALS - 1.2%
    111,000   Alcoa Inc. ..............................        3,373
                                                         -----------
     TELECOMMUNICATION SERVICES - 1.2%
    135,000   SBC Communications Inc. .................        3,198
                                                         -----------
     UTILITIES - 3.9%
    127,000   FPL Group, Inc. .........................        5,099
    105,000   NiSource Inc. ...........................        2,393
     78,000   Pinnacle West Capital Corporation .......        3,316
                                                         -----------
              Total Utilities .........................       10,808
                                                         -----------
              Total Common Stocks
                (Cost $212,248) .......................      267,186
                                                         -----------

  PRINCIPAL
   AMOUNT                                                  VALUE
   (000S)                                                  (000S)
   ------                                                  -----

 REPURCHASE AGREEMENT - 2.9%
   (COST $7,820)
$     7,820   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $7,821,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $8,082,000) ..  $     7,820
                                                         -----------
 SHORT-TERM INVESTMENT - 1.7%
   (COST $4,762)
      4,762   Mellon GSL DBT II
                Collateral Fund++ .....................        4,762
                                                         -----------
TOTAL INVESTMENTS (Cost $224,830*) .............. 101.8%     279,768
OTHER ASSETS (LIABILITIES) (Net) ................  (1.8)      (4,813)
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $   274,955
                                                  =====  ===========

--------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $4,569,000, representing 1.7% of the total net assets of the Fund (Collateral Value $4,762,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


--------------------------------------------------------
                       GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
    (F)       --  Foreign Shares
--------------------------------------------------------

                     See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 94.2%
     CONSUMER DISCRETIONARY - 15.4%
       AUTOMOBILES & COMPONENTS - 1.7%
     69,300   Monaco Coach Corporation ................  $     1,119
      7,000   Superior Industries International, Inc.**          185
      9,800   Toyota Motor Corporation, Sponsored ADR .          729
                                                         -----------
                                                               2,033
                                                         -----------
       CONSUMER DURABLES & APPAREL - 3.4%
     13,724   Columbia Sportswear Company+ ............          731
     10,500   KB Home .................................        1,233
     36,900   Mattel, Inc. ............................          788
     17,525   NIKE Inc., Class B ......................        1,460
                                                         -----------
                                                               4,212
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 3.7%
     78,000   Hilton Hotels Corporation ...............        1,743
     37,670   Starbucks Corporation+ ..................        1,946
    129,460   WestCoast Hospitality Corporation+ ......          900
                                                         -----------
                                                               4,589
                                                         -----------
       MEDIA - 5.0%
     27,000   Getty Images, Inc.+ .....................        1,920
     19,000   Knight-Ridder, Inc. .....................        1,278
      4,500   McClatchy Company, Class A ..............          333
     51,600   Univision Communications Inc., Class A+ .        1,429
     42,700   Walt Disney Company .....................        1,227
                                                         -----------
                                                               6,187
                                                         -----------
       RETAILING - 1.6%
      4,700   Blue Nile, Inc.+** ......................          130
     32,185   Building Materials Holding Corporation ..        1,432
      5,400   Copart, Inc.+ ...........................          127
     21,500   Hollywood Entertainment Corporation+ ....          283
     10,400   Restoration Hardware, Inc.+ .............           59
                                                         -----------
                                                               2,031
                                                         -----------
              Total Consumer Discretionary ............       19,052
                                                         -----------
     CONSUMER STAPLES - 3.6%
       FOOD & STAPLES RETAILING - 2.0%
     44,920   Costco Wholesale Corporation ............        1,984
     31,490   Kroger Company+ .........................          505
                                                         -----------
                                                               2,489
                                                         -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
     16,670   Clorox Company ..........................        1,050
     20,000   Estee Lauder Companies Inc., Class A ....          900
                                                         -----------
                                                               1,950
                                                         -----------
              Total Consumer Staples ..................        4,439
                                                         -----------
     ENERGY - 7.4%
     28,600   Apache Corporation ......................        1,751
      1,200   CARBO Ceramics Inc. .....................           84
     58,800   ChevronTexaco Corporation ...............        3,429




                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

      3,100   ExxonMobil Corporation ..................  $       185
     38,500   Nabors Industries Ltd.+ .................        2,277
     19,000   Occidental Petroleum Corporation ........        1,352
                                                         -----------
              Total Energy ............................        9,078
                                                         -----------
     FINANCIALS - 18.2%
       BANKS - 12.4%
     44,500   Bank of America Corporation .............        1,963
     32,600   Banner Corporation ......................          879
     13,000   City National Corporation ...............          908
     37,000   East West Bancorp, Inc. .................        1,366
     27,100   Greater Bay Bancorp .....................          662
      7,000   KeyCorp .................................          227
      8,400   Pacific Capital Bancorp .................          250
     87,800   U.S. Bancorp ............................        2,530
      6,200   UCBH Holdings, Inc. .....................          247
      3,000   United PanAm Financial Corporation+ .....           61
     87,997   Washington Federal, Inc. ................        2,051
     69,423   Wells Fargo & Company ...................        4,152
                                                         -----------
                                                              15,296
                                                         -----------
       DIVERSIFIED FINANCIALS - 3.9%
    121,800   Charles Schwab Corporation ..............        1,280
     41,700   Citigroup Inc. ..........................        1,874
      5,900   Countrywide Financial Corporation .......          191
     20,000   Franklin Resources, Inc. ................        1,373
      3,655   Piper Jaffray Companies, Inc.+ ..........          134
                                                         -----------
                                                               4,852
                                                         -----------
       INSURANCE - 1.9%
      7,800   RenaissanceRe Holdings Ltd. .............          364
     22,500   StanCorp Financial Group, Inc. ..........        1,908
                                                         -----------
                                                               2,272
                                                         -----------
              Total Financials ........................       22,420
                                                         -----------
     HEALTH CARE - 12.8%
       HEALTH CARE EQUIPMENT & SERVICES - 5.3%
      5,900   Affymetrix, Inc.+** .....................          253
     20,200   Applera Corporation-Applied
                Biosystems Group ......................          399
     14,600   Caremark Rx, Inc.+ ......................          581
      8,680   Health Net, Inc.+ .......................          284
    125,800   OraSure Technologies, Inc.+ .............          926
     12,300   ResMed Inc.+ ............................          693
     59,625   SonoSite, Inc.+ .........................        1,549
     30,000   Varian Medical Systems, Inc.+ ...........        1,028
     14,000   VCA Antech, Inc.+ .......................          283
      7,800   Zimmer Holdings, Inc.+ ..................          607
                                                         -----------
                                                               6,603
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 7.5%
      9,200   Abbott Laboratories .....................          429
     22,000   Allergan, Inc. ..........................        1,528
     26,307   Amgen, Inc.+ ............................        1,531


8                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     HEALTH CARE - (CONTINUED)
       PHARMACEUTICALS & BIOTECHNOLOGY - (CONTINUED)
      9,300   Amylin Pharmaceuticals, Inc.+ ...........  $       163
     14,500   Bristol-Myers Squibb Company ............          369
    117,155   Corixa Corporation+ .....................          360
      2,600   CV Therapeutics, Inc.+ ..................           53
     37,000   Dendreon Corporation+ ...................          202
     43,325   EDEN Bioscience Corporation+ ............           28
     19,100   Genentech, Inc.+ ........................        1,081
     26,155   ICOS Corporation+** .....................          588
      2,500   Johnson & Johnson .......................          168
      1,000   Martek Biosciences Corporation+ .........           58
      8,800   Neurocrine Biosciences, Inc.+ ...........          335
     46,800   Pfizer Inc. .............................        1,229
     35,300   Watson Pharmaceuticals, Inc.+ ...........        1,085
                                                         -----------
                                                               9,207
                                                         -----------
              Total Health Care .......................       15,810
                                                         -----------
     INDUSTRIALS - 15.6%
       CAPITAL GOODS - 12.2%
     47,411   Boeing Company ..........................        2,772
     19,800   Cascade Corporation .....................          693
     23,600   Dionex Corporation+ .....................        1,286
     37,540   Electro Scientific Industries, Inc.+ ....          728
     51,000   Greenbrier Companies, Inc. ..............        1,789
     16,000   Jacobs Engineering Group Inc.+ ..........          831
     25,900   Northrop Grumman Corporation ............        1,398
     46,100   PACCAR Inc. .............................        3,337
     14,700   Precision Castparts Corporation .........        1,132
     35,200   Simpson Manufacturing Company, Inc. .....        1,088
                                                         -----------
                                                              15,054
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.0%
      1,700   Avery Dennison Corporation ..............          106
     43,000   Robert Half International Inc. ..........        1,159
                                                         -----------
                                                               1,265
                                                         -----------
       TRANSPORTATION - 2.4%
     33,060   Alaska Air Group, Inc.+ .................          973
     35,800   Expeditors International of
                Washington, Inc.** ....................        1,917
                                                         -----------
                                                               2,890
                                                         -----------
              Total Industrials .......................       19,209
                                                         -----------
     INFORMATION TECHNOLOGY - 16.4%
       COMMUNICATIONS EQUIPMENT - 1.1%
     77,200   Cisco Systems, Inc.+ ....................        1,381
                                                         -----------
       COMPUTERS & PERIPHERALS - 1.8%
    115,100   Advanced Digital Information Corporation+          944
     57,600   Hewlett-Packard Company .................        1,264
      5,100   InFocus Corporation+ ....................           29
                                                         -----------
                                                               2,237
                                                         -----------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
     21,690   Microvision, Inc.+** ....................  $       126
     49,120   Tektronix, Inc. .........................        1,205
      6,000   Trimble Navigation Ltd.+ ................          203
                                                         -----------
                                                               1,534
                                                         -----------
       INTERNET SOFTWARE & SERVICES - 0.6%
    401,040   Art Technology Group, Inc.+ .............          421
     81,900   WatchGuard Technologies, Inc.+ ..........          265
                                                         -----------
                                                                 686
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
     28,125   Applied Materials, Inc.+ ................          457
     31,000   Credence Systems Corporation+ ...........          245
     30,790   FEI Company+ ............................          713
     73,830   Intel Corporation .......................        1,715
      9,000   KLA-Tencor Corporation+** ...............          414
     74,780   Lattice Semiconductor Corporation+ ......          402
     47,800   LSI Logic Corporation+ ..................          267
      5,400   Novellus Systems, Inc.+ .................          144
    101,600   Pixelworks, Inc.+ .......................          828
     45,600   TriQuint Semiconductor, Inc.+ ...........          154
                                                         -----------
                                                               5,339
                                                         -----------
       SOFTWARE - 7.4%
     46,800   Actuate Corporation+ ....................          112
     27,300   Adobe Systems Inc. ......................        1,834
      7,500   Electronic Arts Inc.+ ...................          388
     34,200   Fair Isaac Corporation ..................        1,178
    143,330   Microsoft Corporation ...................        3,464
     38,700   Quest Software, Inc.+ ...................          536
     39,790   RadiSys Corporation+ ....................          564
     41,000   Siebel Systems, Inc.+ ...................          374
     11,200   SupportSoft, Inc.+ ......................           59
     21,300   Sybase, Inc.+ ...........................          393
      7,800   Symantec Corporation+ ...................          167
                                                         -----------
                                                               9,069
                                                         -----------
              Total Information Technology ............       20,246
                                                         -----------
     MATERIALS - 3.7%
     40,400   Oregon Steel Mills, Inc.+ ...............          929
     51,830   Schnitzer Steel Industries, Inc., Class A        1,748
     28,035   Weyerhaeuser Company ....................        1,921
                                                         -----------
              Total Materials .........................        4,598
                                                         -----------
     TELECOMMUNICATION SERVICES - 1.1%
     60,000   Nextel Partners, Inc., Class A+** .......        1,317
                                                         -----------
              Total Common Stocks
                (Cost $90,908) ........................      116,169
                                                         -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
     30,000   AMB Property Corporation ................        1,134
      1,400   Health Care Property Investors, Inc. ....           33
     45,100   Plum Creek Timber Company, Inc. .........        1,610
                                                         -----------
              Total REITS
                (Cost $2,248) .........................        2,777
                                                         -----------

                     See Notes to Portfolio of Investments.                    9

--------------------------------------------------------------------------------
VT WEST COAST EQUITY FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                      VALUE
   (000S)                                                      (000S)
   -----                                                       -----

REPURCHASE AGREEMENT - 3.5%
   (COST $4,372)
$     4,372   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $4,372,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $4,518,000) ..  $     4,372
                                                         -----------
 SHORT-TERM INVESTMENT - 3.8%
   (COST $4,688)
      4,688   Mellon GSL DBT II
                Collateral Fund++ .....................        4,688
                                                         -----------
TOTAL INVESTMENTS (Cost $102,216*) .............. 103.8%     128,006
OTHER ASSETS (LIABILITIES) (Net) ................  (3.8)      (4,734)
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $   123,272
                                                  =====  ===========

---------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $4,498,000, representing 3.6% of the total net assets of the Fund (Collateral Value $4,688,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


---------------------------------------------------
               GLOSSARY OF TERMS
    ADR       --   American Depositary Receipt
---------------------------------------------------

10                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MID CAP STOCK FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 91.5%
     CONSUMER DISCRETIONARY - 15.8%
       AUTOMOBILES & COMPONENTS - 2.2%
     33,100   Magna International Inc., Class A .......  $     2,215
     12,500   Superior Industries International, Inc.**          330
                                                         -----------
                                                               2,545
                                                         -----------
       CONSUMER DURABLES & APPAREL - 4.1%
     60,200   Jones Apparel Group, Inc. ...............        2,016
    126,200   Mattel, Inc. ............................        2,694
                                                         -----------
                                                               4,710
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 3.1%
      7,900   Mandalay Resort Group ...................          557
     19,600   Papa John's International, Inc.+ ........          680
     44,800   Yum! Brands, Inc. .......................        2,321
                                                         -----------
                                                               3,558
                                                         -----------
       RETAILING - 6.4%
     38,900   Neiman Marcus Group Inc., Class A .......        3,560
     18,100   Saks Inc. ...............................          327
     71,500   Tiffany & Company .......................        2,468
     25,600   Weight Watchers International, Inc.+ ....        1,100
                                                         -----------
                                                               7,455
                                                         -----------
              Total Consumer Discretionary ............       18,268
                                                         -----------
     CONSUMER STAPLES - 2.9%
       FOOD, BEVERAGE & TOBACCO - 1.0%
     20,900   Dean Foods Company+ .....................          717
      8,100   Hershey Foods Corporation ...............          490
                                                         -----------
                                                               1,207
                                                         -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
     48,200   Estee Lauder Companies Inc., Class A ....        2,168
                                                         -----------
              Total Consumer Staples ..................        3,375
                                                         -----------
     ENERGY - 9.2%
     13,200   Baker Hughes Inc. .......................          587
     16,800   Cimarex Energy Company+** ...............          655
     49,100   Nabors Industries Ltd.+ .................        2,904
     36,900   Noble Energy, Inc.** ....................        2,510
     30,200   Tesoro Corporation+ .....................        1,118
     63,100   Tidewater Inc. ..........................        2,452
      5,400   Unocal Corporation ......................          333
                                                         -----------
              Total Energy ............................       10,559
                                                         -----------
     FINANCIALS - 17.4%
       BANKS - 6.1%
    101,826   North Fork Bancorporation, Inc. .........        2,824
     82,100   TCF Financial Corporation ...............        2,229
     87,550   Washington Federal, Inc. ................        2,041
                                                         -----------
                                                               7,094
                                                         -----------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

       DIVERSIFIED FINANCIALS - 4.0%
     58,400   A.G. Edwards, Inc. ......................  $     2,616
     26,400   Ambac Financial Group, Inc. .............        1,974
                                                         -----------
                                                               4,590
                                                         -----------
       INSURANCE - 7.3%
     72,287   Fidelity National Financial, Inc. .......        2,381
     83,700   HCC Insurance Holdings, Inc. ............        3,027
     30,200   MGIC Investment Corporation .............        1,862
     30,491   PMI Group, Inc. .........................        1,159
                                                         -----------
                                                               8,429
                                                         -----------
              Total Financials ........................       20,113
                                                         -----------
     HEALTH CARE - 11.1%
       HEALTH CARE EQUIPMENT & SERVICES - 9.4%
     12,200   AmerisourceBergen Corporation ...........          699
     55,500   Covance Inc.+ ...........................        2,642
     25,900   Express Scripts, Inc., Class A+ .........        2,258
     93,602   IMS Health Inc. .........................        2,283
     56,100   Universal Health Services, Inc., Class B         2,940
                                                         -----------
                                                              10,822
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 1.7%
     44,000   Andrx Corporation+ ......................          998
     55,525   Mylan Laboratories Inc.** ...............          984
                                                         -----------
                                                               1,982
                                                         -----------
              Total Health Care .......................       12,804
                                                         -----------
     INDUSTRIALS - 13.8%
       CAPITAL GOODS - 5.9%
     82,400   Federal Signal Corporation ..............        1,250
     70,500   Lincoln Electric Holdings, Inc. .........        2,120
     23,400   PACCAR Inc. .............................        1,694
     34,600   Teleflex Inc. ...........................        1,771
                                                         -----------
                                                               6,835
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 4.5%
     61,000   HNI Corporation .........................        2,742
     72,400   Republic Services, Inc. .................        2,424
                                                         -----------
                                                               5,166
                                                         -----------
       TRANSPORTATION - 3.4%
     44,000   Alaska Air Group, Inc.+ .................        1,295
    128,000   AMR Corporation+** ......................        1,370
    107,100   Continental Airlines, Inc., Class B+** ..        1,290
                                                         -----------
                                                               3,955
                                                         -----------
              Total Industrials .......................       15,956
                                                         -----------
     INFORMATION TECHNOLOGY - 10.6%
       COMPUTERS & PERIPHERALS - 1.0%
     67,500   Electronics for Imaging, Inc.+ ..........        1,204
                                                         -----------


                     See Notes to Portfolio of Investments.                   11

--------------------------------------------------------------------------------
VT MID CAP STOCK FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
     43,800   Arrow Electronics, Inc.+ ................  $     1,110
     24,000   Diebold, Inc. ...........................        1,317
                                                         -----------
                                                               2,427
                                                         -----------
       IT SERVICES - 1.6%
     76,200   Acxiom Corporation ......................        1,595
     19,600   Convergys Corporation+ ..................          293
                                                         -----------
                                                               1,888
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
     97,050   Microchip Technology Inc. ...............        2,524
                                                         -----------
       SOFTWARE - 3.7%
      7,500   Adobe Systems Inc. ......................          504
    117,000   BMC Software Inc.+ ......................        1,755
    168,100   Siebel Systems, Inc.+ ...................        1,535
     25,100   Synopsys, Inc.+ .........................          454
                                                         -----------
                                                               4,248
                                                         -----------
              Total Information Technology ............       12,291
                                                         -----------
     MATERIALS - 4.6%
     71,100   Cabot Corporation .......................        2,377
     10,700   Lubrizol Corporation ....................          435
     52,800   Valspar Corporation .....................        2,457
                                                         -----------
              Total Materials .........................        5,269
                                                         -----------
     TELECOMMUNICATION SERVICES - 0.5%
     13,400   United States Cellular Corporation+ .....          611
                                                         -----------
     UTILITIES - 5.6%
     55,400   FPL Group, Inc. .........................        2,224
     87,600   NiSource Inc. ...........................        1,997
     51,400   Pinnacle West Capital Corporation .......        2,185
                                                         -----------
              Total Utilities .........................        6,406
                                                         -----------
              Total Common Stocks
                (Cost $80,358) ........................      105,652
                                                         -----------
 REAL ESTATE INVESTMENT TRUST (REIT) - 1.7%
   (COST $1,501)
     55,900   General Growth Properties, Inc. .........        1,906
                                                         -----------

  PRINCIPAL
   AMOUNT                                                      VALUE
   (000S)                                                      (000S)
   -----                                                       -----

 REPURCHASE AGREEMENT - 6.9%
   (COST $7,969)
$     7,969   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $7,970,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $8,236,000) ..  $     7,969
                                                         -----------
 SHORT-TERM INVESTMENT - 5.6%
   (COST $6,456)
      6,456   Mellon GSL DBT II
                Collateral Fund++ .....................        6,456
                                                         -----------
TOTAL INVESTMENTS (Cost $96,284*) ............... 105.7%     121,983
OTHER ASSETS (LIABILITIES) (Net) ................  (5.7)      (6,538)
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $   115,445
                                                  =====  ===========

----------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $6,169,000, representing 5.3% of the total net assets of the Fund (Collateral Value $6,456,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.


12                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 97.3%
     CONSUMER DISCRETIONARY - 20.3%
       AUTOMOBILES & COMPONENTS - 0.4%
     17,920   Harley-Davidson, Inc. ...................  $     1,035
                                                         -----------
       CONSUMER DURABLES & APPAREL - 0.7%
     18,150   NIKE Inc., Class B ......................        1,512
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 2.4%
     13,270   Carnival Corporation ....................          687
     34,145   Hilton Hotels Corporation ...............          763
     59,270   McDonald's Corporation ..................        1,846
     47,980   Royal Caribbean Cruises Ltd. ............        2,144
      6,460   Starbucks Corporation+ ..................          334
                                                         -----------
                                                               5,774
                                                         -----------
       MEDIA - 7.1%
     11,900   Clear Channel Communications, Inc. ......          410
     81,800   Comcast Corporation, Special Class A+ ...        2,732
     51,201   Liberty Media Corporation, Class A+ .....          531
     53,690   News Corporation, Class B** .............          946
    368,232   Time Warner Inc.+ .......................        6,462
     33,560   Univision Communications Inc., Class A+**          929
     47,020   Viacom Inc., Class B ....................        1,638
    110,050   Walt Disney Company .....................        3,162
                                                         -----------
                                                              16,810
                                                         -----------
       RETAILING - 9.7%
    107,700   Amazon.com Inc.+ ........................        3,691
     27,800   Bed Bath & Beyond Inc.+ .................        1,016
     39,670   Best Buy Company, Inc. ..................        2,143
     47,880   eBay Inc.+ ..............................        1,784
      9,000   Federated Department Stores, Inc. .......          573
      7,410   Gap, Inc. ...............................          162
    171,860   Home Depot, Inc. ........................        6,572
    107,700   IAC/InterActiveCorp+ ....................        2,398
     10,930   J.C. Penney Company, Inc.
                (Holding Company) .....................          567
      7,010   Lowe's Companies, Inc. ..................          400
     44,980   Staples, Inc. ...........................        1,414
     36,000   Target Corporation ......................        1,801
     10,450   Williams-Sonoma, Inc.+ ..................          384
                                                         -----------
                                                              22,905
                                                         -----------
              Total Consumer Discretionary ............       48,036
                                                         -----------
     CONSUMER STAPLES - 7.1%
       FOOD & STAPLES RETAILING - 0.8%
      9,580   Costco Wholesale Corporation ............          423
     30,930   Wal-Mart Stores Inc. ....................        1,550
                                                         -----------
                                                               1,973
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 3.2%
      8,430   Anheuser-Busch Companies, Inc. ..........          399
     60,100   Coca-Cola Company .......................        2,504
     49,050   PepsiCo Inc. ............................        2,601
     30,800   Wm. Wrigley Jr. Company .................        2,020
                                                         -----------
                                                               7,524
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

       HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
      9,610   Estee Lauder Companies Inc., Class A ....  $       432
     70,100   Gillette Company ........................        3,539
     62,320   Procter & Gamble Company ................        3,303
                                                         -----------
                                                               7,274
                                                         -----------
              Total Consumer Staples ..................       16,771
                                                         -----------
     ENERGY - 3.3%
      2,020   Amerada Hess Corporation ................          194
      1,900   Apache Corporation ......................          116
      5,880   Burlington Resources Inc. ...............          295
      3,860   Devon Energy Corporation ................          184
     69,485   ExxonMobil Corporation ..................        4,141
     24,975   Halliburton Company .....................        1,080
     10,443   Kinder Morgan Management LLC+ ...........          424
      3,200   Pride International, Inc.+** ............           80
     15,480   Schlumberger Ltd. .......................        1,091
      2,600   Smith International, Inc. ...............          163
                                                         -----------
              Total Energy ............................        7,768
                                                         -----------
     FINANCIALS - 10.3%
       BANKS - 0.2%
     10,500   Bank of America Corporation .............          463
                                                         -----------
       DIVERSIFIED FINANCIALS - 7.1%
     68,625   American Express Company ................        3,525
      3,040   Bear Stearns Companies Inc. .............          304
     42,510   Citigroup Inc. ..........................        1,910
     27,645   Countrywide Financial Corporation .......          897
      4,830   Goldman Sachs Group, Inc. ...............          531
     15,926   JPMorgan Chase & Company ................          551
      7,680   MBNA Corporation ........................          189
     53,750   Merrill Lynch & Company, Inc. ...........        3,042
    102,685   Morgan Stanley ..........................        5,879
                                                         -----------
                                                              16,828
                                                         -----------
       INSURANCE - 3.0%
     57,005   American International Group Inc. .......        3,159
         38   Berkshire Hathaway, Inc., Class A+ ......        3,306
      9,720   Prudential Financial, Inc. ..............          558
                                                         -----------
                                                               7,023
                                                         -----------
              Total Financials ........................       24,314
                                                         -----------
     HEALTH CARE - 18.7%
       HEALTH CARE EQUIPMENT & SERVICES - 5.9%
      5,420   Applera Corporation-Applied
                Biosystems Group ......................          107
     33,070   Biomet, Inc. ............................        1,200
     35,960   Caremark Rx, Inc.+ ......................        1,431
      3,020   Laboratory Corporation of America
                Holdings+ .............................          146
      2,600   Medco Health Solutions, Inc.+ ...........          129
     86,635   Medtronic, Inc. .........................        4,414
     15,050   Millipore Corporation+ ..................          653


                     See Notes to Portfolio of Investments.                   13

--------------------------------------------------------------------------------
VT GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     HEALTH CARE - (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES - (CONTINUED)
      1,050   Quest Diagnostics Inc. ..................  $       110
     14,440   Stryker Corporation .....................          644
     44,550   UnitedHealth Group Inc. .................        4,249
     24,360   Varian Medical Systems, Inc.+ ...........          835
      5,310   Waters Corporation+ .....................          190
                                                         -----------
                                                              14,108
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 12.8%
     10,490   Abbott Laboratories .....................          489
     83,625   Amgen, Inc.+ ............................        4,868
     45,990   Biogen Idec Inc.+ .......................        1,587
     58,045   Eli Lilly & Company .....................        3,024
    119,250   Genentech, Inc.+ ........................        6,751
     17,980   Gilead Sciences, Inc.+ ..................          644
     62,000   Johnson & Johnson .......................        4,164
     16,646   Merck & Company, Inc. ...................          539
     31,158   Novartis AG .............................        1,454
    132,100   Pfizer Inc. .............................        3,470
     56,855   Sanofi-Aventis, ADR .....................        2,407
     28,982   Teva Pharmaceutical Industries Ltd.,
                Sponsored ADR .........................          898
                                                         -----------
                                                              30,295
                                                         -----------
              Total Health Care .......................       44,403
                                                         -----------
     INDUSTRIALS - 10.2%
       CAPITAL GOODS - 7.0%
     10,900   3M Company ..............................          934
     13,280   Empresa Brasileira de Aeronautica SA,
                ADR** .................................          416
    253,108   General Electric Company ................        9,127
     10,000   Honeywell International Inc. ............          372
      8,770   Ingersoll-Rand Company, Class A .........          699
     11,460   Lockheed Martin Corporation .............          700
      2,350   Northrop Grumman Corporation ............          127
     21,730   Raytheon Company ........................          841
     76,075   Tyco International Ltd. .................        2,571
      6,940   United Technologies Corporation .........          705
                                                         -----------
                                                              16,492
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.2%
     23,020   Apollo Group, Inc., Class A+ ............        1,705
     23,300   Cendant Corporation .....................          478
      3,970   Manpower Inc. ...........................          173
     15,350   Waste Management Inc. ...................          443
                                                         -----------
                                                               2,799
                                                         -----------
       TRANSPORTATION - 2.0%
      7,290   Expeditors International of Washington, Inc.       390
     41,660   FedEx Corporation .........................      3,914
      6,400   United Parcel Service, Inc., Class B ......        466
                                                         -----------
                                                               4,770
                                                         -----------
              Total Industrials .......................       24,061
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     INFORMATION TECHNOLOGY - 25.2%
       COMMUNICATIONS EQUIPMENT - 6.4%
    103,900   CIENA Corporation+ ......................  $       179
    281,250   Cisco Systems, Inc.+ ....................        5,032
     76,900   Juniper Networks, Inc.+ .................        1,696
    230,090   Lucent Technologies Inc.+** .............          633
    350,575   Motorola, Inc. ..........................        5,248
     41,110   Nokia Oyj, Sponsored ADR ................          634
     22,395   Research In Motion Ltd.+ ................        1,711
                                                         -----------
                                                              15,133
                                                         -----------
       COMPUTERS & PERIPHERALS - 3.8%
    113,505   Dell Computer Corporation+ ..............        4,361
     10,130   EMC Corporation+ ........................          125
     19,220   International Business Machines
                Corporation ...........................        1,756
     30,445   Lexmark International, Inc.+ ............        2,435
     64,410   Sun Microsystems, Inc.+ .................          260
                                                         -----------
                                                               8,937
                                                         -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
     20,740   Agilent Technologies, Inc.+ .............          461
     17,290   Ingram Micro Inc., Class A+ .............          288
      5,410   L-3 Communications Holdings, Inc. .......          384
     16,620   PerkinElmer, Inc. .......................          343
     14,670   Tektronix, Inc. .........................          360
                                                         -----------
                                                               1,836
                                                         -----------
       INTERNET SOFTWARE & SERVICES - 1.9%
     46,200   Akamai Technologies, Inc.+ ..............          588
      6,390   VeriSign Inc.+ ..........................          183
    114,010   Yahoo! Inc.+ ............................        3,865
                                                         -----------
                                                               4,636
                                                         -----------
       IT SERVICES - 0.3%
      5,670   Accenture Ltd., Class A+ ................          137
     12,200   Automatic Data Processing, Inc. .........          548
                                                         -----------
                                                                 685
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
      5,890   Altera Corporation+ .....................          116
      9,940   Analog Devices, Inc. ....................          359
     22,100   Broadcom Corporation, Class A+ ..........          661
      4,600   Fairchild Semiconductor International, Inc.+        71
    216,175   Intel Corporation .......................        5,022
      5,158   Samsung Electronics Company Ltd., GDR ...        1,275
    284,500   Texas Instruments Inc. ..................        7,252
     61,600   Xilinx, Inc. ............................        1,801
                                                         -----------
                                                              16,557
                                                         -----------
       SOFTWARE - 5.0%
     12,130   Adobe Systems Inc. ......................          815
      8,700   Autodesk, Inc. ..........................          259
     19,390   Cadence Design Systems, Inc.+ ...........          290
     15,920   Citrix Systems, Inc.+ ...................          379
      9,900   Mercury Interactive Corporation+ ........          469
    326,878   Microsoft Corporation ...................        7,901


14                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       SOFTWARE - (CONTINUED)
     76,900   Red Hat, Inc.+ ..........................  $       839
     21,360   SAP AG, Sponsored ADR ...................          856
                                                         -----------
                                                              11,808
                                                         -----------
              Total Information Technology ............       59,592
                                                         -----------
     MATERIALS - 1.7%
     10,240   Air Products & Chemicals, Inc. ..........          648
     19,790   E.I. du Pont de Nemours & Company .......        1,014
     18,930   Praxair, Inc. ...........................          906
     12,015   Rio Tinto PLC, Sponsored ADR ............        1,559
                                                         -----------
              Total Materials .........................        4,127
                                                         -----------
     TELECOMMUNICATION SERVICES - 0.5%
     47,735   China Mobile (Hong Kong) Ltd. ...........          783
     20,370   Sprint Corporation-FON Group ............          464
                                                         -----------
              Total Telecommunication Services ........        1,247
                                                         -----------
              Total Common Stocks
                (Cost $214,572) .......................      230,319
                                                         -----------
  PRINCIPAL
   AMOUNT
   (000S)
   ------
 COMMERCIAL PAPER - 0.8%
   (COST $1,900)
$     1,900   Prudential Funding LLC,
                2.770% due 04/01/2005++ ...............        1,900
                                                         -----------
 REPURCHASE AGREEMENT - 1.9%
   (COST $4,600)
      4,600   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $4,600,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $4,754,000) ..        4,600
                                                         -----------
 SHORT-TERM INVESTMENT - 1.0%
   (COST $2,303)
      2,303   Mellon GSL DBT II
                Collateral Fund+++ ....................        2,303
                                                         -----------
TOTAL INVESTMENTS (Cost $223,375*) .............. 101.0%     239,122
OTHER ASSETS (LIABILITIES) (Net) ................  (1.0)      (2,293)
                                                  -----  -----------
NET ASSETS .....................................  100.0% $   236,829
                                                  =====  ===========

----------------------------
   * Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $2,215,000, representing 0.9% of the total net assets of the Fund (Collateral Value $2,303,000).
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
 +++ Represents investment purchased with cash collateral for securities loaned.


                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                    ----------------------------------------
                                                                 NET
                                                              UNREALIZED
                                                            APPRECIATION/
EXPIRATION        LOCAL       VALUE IN      IN EXCHANGE    (DEPRECIATION)
   DATE         CURRENCY       U.S. $       FOR U.S. $       OF CONTRACTS
-----------     ---------     ---------     -----------     -------------
04/15/2005      EUR   140           181             172     $          (9)
09/09/2005      EUR    40            52              53                 1
                                                            -------------
Net Unrealized Depreciation of Forward Foreign
    Currency Contracts ................................     $          (8)
                                                            =============

------------------------------------------------------------
                        GLOSSARY OF TERMS
    ADR       --   American Depositary Receipt
    EUR       --   EURO
    GDR       --   Global Depositary Receipt
------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   15

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 79.4%
     AUTO - 1.3%
     44,600   Tenneco Automotive, Inc.+ ...............  $       556
                                                         -----------
     CONSUMER DISCRETIONARY - 7.0%
       CONSUMER DURABLES & APPAREL - 1.7%
      9,900   Kellwood Company ........................          285
     13,800   RC2 Corporation+ ........................          469
                                                         -----------
                                                                 754
                                                         -----------
       MEDIA - 2.8%
     14,300   Carmike Cinemas, Inc. ...................          533
     39,500   Reader's Digest Association, Inc. .......          684
                                                         -----------
                                                               1,217
                                                         -----------
       RETAILING - 2.5%
     34,000   Blockbuster Inc., Class B ...............          284
     27,300   Movie Gallery, Inc. .....................          783
                                                         -----------
                                                               1,067
                                                         -----------
              Total Consumer Discretionary ............        3,038
                                                         -----------
     CONSUMER STAPLES - 4.5%
       FOOD & STAPLES RETAILING - 2.2%
     17,100   Fresh Del Monte Produce, Inc. (F) .......          522
     17,300   John B. Sanfilippo & Son, Inc.+ .........          425
                                                         -----------
                                                                 947
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 0.1%
      5,900   National Beverage Corporation ...........           48
                                                         -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
     10,400   Central Garden & Pet Company+ ...........          456
     11,100   Jarden Corporation+** ...................          510
                                                         -----------
                                                                 966
                                                         -----------
              Total Consumer Staples ..................        1,961
                                                         -----------
     ENERGY - 10.1%
     23,200   Cimarex Energy Company+** ...............          905
     28,100   Comstock Resources, Inc.+ ...............          807
     11,600   Encore Acquisition Company+ .............          479
     11,300   Plains Exploration & Production Company+           394
     12,700   St. Mary Land & Exploration Company .....          636
     14,200   Stone Energy Corporation+ ...............          690
     13,100   Tesoro Corporation+ .....................          485
                                                         -----------
              Total Energy ............................        4,396
                                                         -----------
     FINANCIALS - 10.1%
       BANKS - 6.0%
      9,100   Capital Corporation of the West .........          423
     24,000   Dime Community Bancshares ...............          365
     26,000   Flagstar Bancorp, Inc.** ................          508
     10,100   Harbor Florida Bancshares, Inc. .........          345
     24,940   Oriental Financial Group, Inc. ..........          584
     18,210   U.S.B. Holding Company, Inc. ............          404
                                                         -----------
                                                               2,629
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

       INSURANCE - 4.1%
     20,600   Navigators Group, Inc.+ .................  $       683
     13,400   Stewart Information Services Corporation           503
     34,200   Universal American Financial Corporation+          591
                                                         -----------
                                                               1,777
                                                         -----------
              Total Financials ........................        4,406
                                                         -----------
     HEALTH CARE - 7.4%
       HEALTH CARE EQUIPMENT & SERVICES - 3.3%
    131,100   Gene Logic, Inc.+ .......................          412
     14,400   Kindred Healthcare, Inc.+ ...............          506
     18,800   Owens & Minor, Inc. .....................          510
                                                         -----------
                                                               1,428
                                                         -----------
       PHARMACEUTICALS & BIOTECHNOLOGY - 4.1%
     23,900   Andrx Corporation+ ......................          542
     47,700   Bradley Pharmaceuticals, Inc.+** ........          456
     17,600   Kos Pharmaceuticals, Inc.+ ..............          733
     12,200   Lannett Company, Inc.+ ..................           77
                                                         -----------
                                                               1,808
                                                         -----------
              Total Health Care .......................        3,236
                                                         -----------
     INDUSTRIALS - 15.0%
       CAPITAL GOODS - 4.1%
     17,700   Cubic Corporation .......................          335
     14,300   DRS Technologies, Inc.+ .................          608
     20,200   Griffon Corporation+** ..................          433
     17,800   Lennox International, Inc. ..............          390
                                                         -----------
                                                               1,766
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 1.2%
     25,900   Duratek, Inc.+ ..........................          517
                                                         -----------
       TRANSPORTATION - 9.7%
     15,400   Alaska Air Group, Inc.+ .................          453
     50,500   AMR Corporation+** ......................          540
     40,900   Continental Airlines, Inc., Class B+** ..          493
     19,400   Dampskibsselskabet Torm A/S, ADR ........        1,038
    100,100   Delta Air Lines, Inc.+** ................          405
     14,700   Genesee & Wyoming Inc., Class A+ ........          381
     60,300   Northwest Airlines Corporation+ .........          403
     27,300   OMI Corporation .........................          523
                                                         -----------
                                                               4,236
                                                         -----------
              Total Industrials .......................        6,519
                                                         -----------
     INFORMATION TECHNOLOGY - 9.7%
       COMPUTERS & PERIPHERALS - 2.0%
     25,200   Hutchinson Technology, Inc.+** ..........          877
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
     56,500   Axcelis Technologies, Inc.+ .............          412
     73,600   Credence Systems Corporation+ ...........          582
     38,600   OmniVision Technologies, Inc.+** ........          585
                                                         -----------
                                                               1,579
                                                         -----------

16                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP VALUE FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
     SOFTWARE - 4.0%
    234,100   Atari, Inc.+** ..........................  $       740
    111,500   Geac Computer Corporation Ltd. (F)+ .....          999
                                                         -----------
                                                               1,739
                                                         -----------
              Total Information Technology ............        4,195
                                                         -----------
     MATERIALS - 11.0%
     11,200   Albemarle Corporation ...................          407
     19,400   Century Aluminum Company+ ...............          587
     45,150   Goldcorp Inc.* ..........................          641
      9,300   Headwaters, Inc.+ .......................          305
    395,200   Kingsgate Consolidated Ltd. .............          690
     28,500   Metal Management, Inc. ..................          732
    437,300   Minara Resources Ltd. ...................          679
     58,800   Randgold Resources Ltd., ADR+ ...........          727
                                                         -----------
              Total Materials .........................        4,768
                                                         -----------
     TELECOMMUNICATION SERVICES - 2.4%
     27,200   Asia Satellite Telecommunications Holdings
                Ltd., Sponsored ADR ...................          509
     16,900   USA Mobility, Inc.+ .....................          547
                                                         -----------
              Total Telecommunication Services ........        1,056
                                                         -----------
     UTILITIES - 0.9%
     11,400   Suburban Propane Partners LP** ..........          392
                                                         -----------
              Total Common Stocks
                (Cost $29,107) ........................       34,523
                                                         -----------
 CANADIAN INCOME TRUSTS - 6.9%
       ENERGY - 3.4%
     22,800   Bonavista Energy Trust ..................          568
      6,600   Peyto Energy Trust ......................          282
     32,800   Vermilion Energy Trust ..................          616
                                                         -----------
                                                               1,466
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 1.5%
     42,200   Connors Brothers Income Fund ............          633
                                                         -----------
       MATERIALS - 2.0%
      5,100   Fording Canadian Coal Trust** ...........          469
     34,800   TimberWest Forest Corporation ...........          425
                                                         -----------
                                                                 894
                                                         -----------
              Total Canadian Income Trusts
                (Cost $1,979) .........................        2,993
                                                         -----------
 REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
      4,500   Alexandria Real Estate Equities, Inc. ...          290
     14,300   Entertainment Properties Trust ..........          593
     38,800   Equity Inns, Inc. .......................          428
      7,000   Sovran Self Storage, Inc. ...............          277
     30,600   Winston Hotels, Inc. ....................          358
                                                         -----------
              Total REITS
                (Cost $1,595) .........................        1,946
                                                         -----------

                                                             VALUE
CONTRACTS                                                    (000S)
---------                                                    ------
 PURCHASED PUT OPTIONS - 3.9%
      1,025   iShares Russell 2000 Index,
                Expires January 2006 @ $95 ............  $       156
        705   iShares Russell 2000 Index,
                Expires January 2007 @ $110 ...........          504
      1,975   iShares Russell 2000 Index,
                Expires January 2007 @ $95 ............          741
      3,100   Nasdaq 100 Index,
                Expires January 2007 @ $29 ............          294
                                                         -----------
              Total Purchased Put Options
                (Cost $2,636) .........................        1,695
                                                         -----------
  PRINCIPAL
   AMOUNT
   (000S)
   ------
 REPURCHASE AGREEMENT - 5.4%
   (COST $2,348)
$     2,348   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $2,348,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $2,426,000) ..        2,348
                                                         -----------

 SHORT-TERM INVESTMENT - 14.8%
   (COST $6,417)
      6,417   Mellon GSL DBT II
                Collateral Fund++ .....................        6,417
                                                         -----------
TOTAL INVESTMENTS (Cost $44,082*) ..............  114.9%      49,922
OTHER ASSETS (LIABILITIES) (Net) ...............  (14.9)      (6,479)
                                                  -----  -----------
NET ASSETS .....................................  100.0% $    43,443
                                                  =====  ===========

------------------------------
  * Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $5,715,000, representing 13.0% of the total net assets of the Fund (Collateral Value $6,417,000).
  + Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------
                      GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
    (F)      --   Foreign Shares
--------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 100.2%
     CONSUMER DISCRETIONARY - 19.3%
       CONSUMER DURABLES & APPAREL - 3.8%
      3,200   Carter's, Inc.+ .........................  $       127
     12,400   Coach, Inc.+ ............................          702
      7,797   Deckers Outdoor Corporation+ ............          279
      3,600   Desarrolladora Homex SA de CV, ADR+ .....           89
     14,890   DHB Industries, Inc.+ ...................          131
     12,688   Warnaco Group, Inc.+ ....................          305
                                                         -----------
                                                               1,633
                                                         -----------
       HOTELS, RESTAURANTS & LEISURE - 6.1%
     10,256   Cheesecake Factory, Inc.+ ...............          364
      7,000   Ctrip.com International Ltd., ADR+ ......          265
      4,346   Four Seasons Hotels, Inc. ...............          307
     38,600   Intrawest Corporation ...................          738
      7,451   RARE Hospitality International, Inc.+ ...          230
     12,269   Sonic Corporation+ ......................          410
      8,661   Steiner Leisure Ltd.+ ...................          283
                                                         -----------
                                                               2,597
                                                         -----------
       MEDIA - 0.5%
     13,460   Lin TV Corporation, Class A+ ............          228
                                                         -----------
       RETAILING - 8.9%
      3,600   America's Car-Mart, Inc.+ ...............          126
     10,082   Audible, Inc.+ ..........................          136
      9,612   Blue Nile, Inc.+ ........................          266
     12,399   Build-A-Bear-Workshop, Inc.+ ............          380
      6,418   Building Materials Holding Corporation ..          285
      8,760   Chico's FAS, Inc.+ ......................          248
      8,383   Guitar Center, Inc.+ ....................          460
      8,400   Hibbett Sporting Goods, Inc.+ ...........          252
      4,600   Provide Commerce, Inc.+ .................          133
      4,903   Tractor Supply Company+ .................          214
     13,938   Urban Outfitters, Inc.+ .................          669
     29,827   West Marine, Inc.+ ......................          634
                                                         -----------
                                                               3,803
                                                         -----------
              Total Consumer Discretionary ............        8,261
                                                         -----------
     CONSUMER STAPLES - 5.1%
       FOOD & STAPLES RETAILING - 1.8%
      4,200   Central European Distribution Corporation+         140
    115,222   SunOpta, Inc.+ ..........................          587
      1,085   United Natural Foods, Inc.+ .............           31
                                                         -----------
                                                                 758
                                                         -----------
       FOOD, BEVERAGE & TOBACCO - 2.2%
     15,700   Hansen Natural Corporation+ .............          943
                                                         -----------
       HOUSEHOLD & PERSONAL CARE PRODUCTS - 1.1%
      9,700   USANA Health Sciences, Inc.+ ............          459
                                                         -----------
              Total Consumer Staples ..................        2,160
                                                         -----------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     ENERGY - 3.9%
      9,743   Carrizo Oil & Gas, Inc.+ ................  $       166
    124,500   Hydrogenics Corporation+ ................          542
      5,980   Petroleum Development Corporation+ ......          225
     13,836   Veritas DGC, Inc.+ ......................          414
      7,400   Whiting Petroleum Corporation+ ..........          302
                                                         -----------
              Total Energy ............................        1,649
                                                         -----------
     FINANCIALS - 4.1%
       BANKS - 2.7%
      8,642   Brookline Bancorp, Inc. .................          129
      4,100   Downey Financial Corporation ............          252
      9,500   Frontier Financial Corporation ..........          360
      3,980   Mercantile Bank Corporation .............          162
      6,100   Westcorp ................................          258
                                                         -----------
                                                               1,161
                                                         -----------
       DIVERSIFIED FINANCIALS - 0.4%
      4,800   First Cash Financial Services, Inc.+ ....          102
      2,200   World Acceptance Corporation+ ...........           56
                                                         -----------
                                                                 158
                                                         -----------
       INSURANCE - 1.0%
      7,424   Delphi Financial Group, Inc., Class A ...          319
      3,561   Hub International Ltd. ..................           69
      1,660   PXRE Group Ltd. .........................           43
                                                         -----------
                                                                 431
                                                         -----------
              Total Financials ........................        1,750
                                                         -----------
     HEALTH CARE - 27.8%
       HEALTH CARE EQUIPMENT & SERVICES - 13.3%
      4,889   Advanced Neuromodulation Systems, Inc.+ .          131
      6,000   Advisory Board Company+ .................          262
     22,338   Align Technology, Inc.+ .................          139
      9,500   American Healthways, Inc.+ ..............          314
     10,500   Animas Corporation+ .....................          212
     25,638   ArthroCare Corporation+ .................          731
     13,400   Centene Corporation+ ....................          402
     15,654   Conceptus, Inc.+ ........................          122
      5,100   Conor Medsystems, Inc.+ .................           83
      6,800   HealthExtras, Inc.+ .....................          113
      7,698   Hologic, Inc.+ ..........................          245
     10,095   Immucor, Inc.+ ..........................          305
     16,200   Kensey Nash Corporation+ ................          439
      6,179   Kyphon, Inc.+ ...........................          155
     14,200   Laserscope+ .............................          451
     11,200   LCA-Vision, Inc. ........................          373
      9,700   Merge Technologies Inc.+ ................          170
     10,363   SFBC International, Inc.+ ...............          365
     22,600   SonoSite, Inc.+ .........................          587
      7,300   VNUS Medical Technologies, Inc.+ ........           85
                                                         -----------
                                                               5,684
                                                         -----------


18                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     HEALTH CARE - (CONTINUED)
       PHARMACEUTICALS & BIOTECHNOLOGY - 14.5%
      6,389   Able Laboratories, Inc.+ ................  $       150
      2,800   Anika Therapeutics, Inc.+ ...............           36
     43,230   Antigenics, Inc.+ .......................          290
      8,700   Bone Care International, Inc.+ ..........          226
     24,295   Cell Genesys, Inc.+ .....................          110
     19,295   Connetics Corporation+ ..................          488
     92,570   Corixa Corporation+ .....................          284
     14,889   CV Therapeutics, Inc.+ ..................          303
     24,600   Dendreon Corporation+ ...................          134
      5,800   Digene Corporation+ .....................          120
     18,800   Dyax Corporation+ .......................           60
     40,800   Emisphere Technologies, Inc.+ ...........          150
     12,998   InKine Pharmaceutical Company, Inc.+ ....           40
     17,200   Isolagen, Inc.+ .........................          108
      7,100   Kos Pharmaceuticals, Inc.+ ..............          296
      5,100   LifeCell Corporation+ ...................           45
      7,999   Medicis Pharmaceutical Corporation,
                Class A ...............................          240
     11,738   MGI Pharma, Inc.+ .......................          297
     23,169   Nektar Therapeutics+ ....................          323
     27,009   Neose Technologies, Inc.+ ...............           70
     23,869   Pain Therapeutics, Inc.+ ................          121
     42,400   Pharmacyclics, Inc.+ ....................          340
     15,100   POZEN, Inc.+ ............................           79
     15,802   Protein Design Labs, Inc.+ ..............          253
      7,100   Rigel Pharmaceuticals, Inc.+ ............          114
     10,900   Salix Pharmaceuticals Ltd.+ .............          180
     11,700   Transkaryotic Therapies, Inc.+ ..........          292
     15,722   United Therapeutics Corporation+ ........          718
     21,202   Zymogenetics, Inc.+ .....................          324
                                                         -----------
                                                               6,191
                                                         -----------
              Total Health Care .......................       11,875
                                                         -----------
     INDUSTRIALS - 8.6%
       CAPITAL GOODS - 4.1%
      6,000   A.S.V., Inc.+ ...........................          238
      4,000   American Science & Engineering, Inc.+ ...          179
     10,664   Ceradyne, Inc.+ .........................          238
      4,815   Engineered Support Systems, Inc. ........          258
      8,233   Lincoln Electric Holdings, Inc. .........          248
      8,300   MTC Technologies, Inc.+ .................          270
      4,846   Trex Company, Inc.+ .....................          215
      8,100   TurboChef Technologies, Inc.+ ...........          120
                                                         -----------
                                                               1,766
                                                         -----------
       COMMERCIAL SERVICES & SUPPLIES - 3.4%
      5,097   Charles River Associates Inc.+ ..........          252
      8,800   Collectors Universe, Inc.+ ..............          169
     11,777   First Consulting Group, Inc.+ ...........           61
      1,107   Hewitt Associates, Inc., Class A+ .......           29


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

      6,476   Navigant Consulting, Inc.+ ..............  $       176
      3,990   Portfolio Recovery Associates, Inc.+ ....          136
     14,048   Resources Connection, Inc.+ .............          294
      3,900   TRM Corporation+ ........................           79
     11,916   Ventiv Health, Inc.+ ....................          274
                                                         -----------
                                                               1,470
                                                         -----------
       TRANSPORTATION - 1.1%
      5,000   Knight Transportation, Inc. .............          123
      5,801   Old Dominion Freight Line, Inc.+ ........          181
      7,300   Universal Truckload Services, Inc.+ .....          154
                                                         -----------
                                                                 458
                                                         -----------
              Total Industrials .......................        3,694
                                                         -----------
     INFORMATION TECHNOLOGY - 30.1%
       COMMUNICATIONS EQUIPMENT - 3.1%
     18,069   Alvarion Ltd.+ ..........................          173
     15,900   AudioCodes Ltd.+ ........................          179
     12,400   InterDigital Communications Corporation+           190
      9,467   Ixia+ ...................................          169
     23,300   REMEC, Inc.+ ............................          123
      6,792   SafeNet, Inc.+ ..........................          199
     16,000   ViaSat, Inc.+ ...........................          299
                                                         -----------
                                                               1,332
                                                         -----------
       COMPUTERS & PERIPHERALS - 2.5%
     14,152   Immersion Corporation+ ..................           85
     19,100   M-Systems Flash Disk Pioneers Ltd.+ .....          421
     24,000   Synaptics, Inc.+ ........................          557
                                                         -----------
                                                               1,063
                                                         -----------
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
      8,744   BEI Technologies, Inc. ..................          210
      5,000   Catapult Communications Corporation+ ....          107
      9,900   Merix Corporation+ ......................          111
     25,600   Microvision, Inc.+ ......................          149
     19,221   Photon Dynamics, Inc.+ ..................          366
                                                         -----------
                                                                 943
                                                         -----------
       INTERNET SOFTWARE & SERVICES - 6.2%
     24,526   Akamai Technologies, Inc.+ ..............          312
     49,571   aQuantive, Inc.+ ........................          549
     19,933   Ariba, Inc.+ ............................          155
     14,184   Digital River, Inc.+ ....................          442
      8,097   eCollege.com+ ...........................          105
      5,000   Greenfield Online, Inc.+ ................           98
     19,832   Interwoven, Inc.+ .......................          154
     24,893   iVillage, Inc.+ .........................          152
     10,136   Marchex, Inc., Class B+ .................          189
     25,778   MatrixOne, Inc.+ ........................          123
     34,300   Online Resources Corporation+ ...........          302
      7,198   ValueClick, Inc.+ .......................           76
                                                         -----------
                                                               2,657
                                                         -----------


                     See Notes to Portfolio of Investments.                   19

--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     INFORMATION TECHNOLOGY - (CONTINUED)
       IT SERVICES - 1.9%
      9,349   Euronet Worldwide, Inc.+ ................  $       267
     87,900   Lionbridge Technologies, Inc.+ ..........          500
      4,800   RightNow Technologies, Inc.+ ............           59
                                                         -----------
                                                                 826
                                                         -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
      9,300   Cymer, Inc.+ ............................          249
     18,625   Mattson Technology, Inc.+ ...............          148
      9,100   O2Micro International Ltd.+ .............           94
     12,495   Power Integrations, Inc.+ ...............          261
      6,300   PowerDsine Ltd.+ ........................           64
     10,787   Rudolph Technologies, Inc.+ .............          163
     11,897   Sigmatel, Inc.+ .........................          445
      6,290   Silicon Image, Inc.+ ....................           63
     16,889   Skyworks Solutions, Inc.+ ...............          107
     30,686   Tessera Technologies, Inc.+ .............        1,327
                                                         -----------
                                                               2,921
                                                         -----------
       SOFTWARE - 7.4%
     13,752   Agile Software Corporation+ .............          100
     14,300   Altiris, Inc.+ ..........................          341
      5,200   ANSYS, Inc.+ ............................          178
     40,400   Digimarc Corporation+ ...................          248
      7,842   Manhattan Associates, Inc.+ .............          160
      1,639   MicroStrategy Inc., Class A+ ............           89
     88,400   Nuance Communications, Inc.+ ............          258
    150,200   ONYX Software Corporation+ ..............          395
     46,400   PDF Solutions, Inc.+ ....................          650
     61,159   ScanSoft, Inc.+ .........................          227
     87,500   SkillSoft PLC, ADR+ .....................          322
     13,900   SupportSoft, Inc.+ ......................           73
      8,693   Ulticom, Inc.+ ..........................           97
                                                         -----------
                                                               3,138
                                                         -----------
              Total Information Technology ............       12,880
                                                         -----------
     MATERIALS - 0.8%
    161,120   Liquidmetal Technologies, Inc.+ .........          329
                                                         -----------
     TELECOMMUNICATION SERVICES - 0.5%
      9,971   Gilat Satellite Networks Ltd.+ ..........           65
      5,086   Inphonic, Inc.+ .........................          115
      9,979   Primus Telecommunications Group, Inc.+ ..           16
                                                         -----------
              Total Telecommunication Services ........          196
                                                         -----------
              Total Common Stocks
                (Cost $41,850) ........................       42,794
                                                         -----------
 REAL ESTATE INVESTMENT TRUST (REIT) - 0.3%
   (COST $121)
      4,550   RAIT Investment Trust ...................          122
                                                         -----------


  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                    (000S)
   ------                                                    ------
REPURCHASE AGREEMENT - 2.0%
(COST $878)
$       878   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $878,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $907,000) ....  $       878
                                                         -----------
TOTAL INVESTMENTS (Cost $42,849*) ..............  102.5%      43,794
OTHER ASSETS (LIABILITIES) (Net) ...............   (2.5)      (1,086)
                                                  -----  -----------
NET ASSETS .....................................  100.0% $    42,708
                                                  =====  ===========

-----------------------------
*   Aggregate cost for federal tax purposes.
+   Non-income producing security.

--------------------------------------------------------------
                       GLOSSARY OF TERMS
    ADR       --  American Depositary Receipt
--------------------------------------------------------------

20                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - 96.8%
     JAPAN - 22.8% ****
      4,000   Advantest Corporation ...................  $       307
     38,000   AEON Company Ltd. .......................          642
      1,845   Aiful Corporation .......................          147
      6,000   Bridgestone Corporation .................          110
      6,900   Canon Inc. ..............................          370
      1,000   Chubu Electric Power Company Inc.** .....           24
      4,700   Daito Trust Construction Company, Ltd. ..          197
     15,000   Daiwa House Industry Company Ltd.** .....          172
         31   East Japan Railway Company ..............          166
      8,500   FANUC Ltd. ..............................          532
     38,000   Furukawa Electric Company Ltd.+ .........          174
      2,900   Hirose Electric Company Ltd. ............          296
      2,100   Hoya Corporation ........................          231
     25,000   Japan Airlines System Corporation** .....           73
     16,900   Kansai Electric Power Company Inc. ......          339
      6,500   Konica Minolta Holdings Inc.** ..........           66
         47   Millea Holdings, Inc. ...................          684
     41,000   Mitsubishi Corporation ..................          531
     90,000   Mitsubishi Estate Company Ltd. ..........        1,046
     44,000   Mitsubishi Heavy Industries Ltd.** ......          117
         69   Mitsubishi Tokyo Financial Group, Inc.**           598
     23,000   Mitsui & Company, Ltd.** ................          212
     15,000   Mitsui Fudosan Company Ltd. .............          176
     34,000   Mitsui Sumitomo Insurance Company Ltd.**           312
         60   Mizuho Financial Group, Inc. ............          284
      3,300   Murata Manufacturing Company Ltd.** .....          177
     33,000   NEC Corporation .........................          199
      2,700   Nidec Corporation .......................          336
     12,000   Nikon Corporation** .....................          138
      2,600   Nintendo Company Ltd. ...................          284
      5,000   Nippon Electric Glass Company, Ltd. .....           72
        115   Nippon Telegraph & Telephone Corporation           503
     75,000   Nissan Motor Company Ltd. ...............          769
      3,600   Nitto Denko Corporation .................          189
      7,000   OMRON Corporation .......................          153
      5,400   ORIX Corporation ........................          688
     17,000   Ricoh Company, Ltd. .....................          292
      2,400   Rohm Company Ltd. .......................          232
     22,600   Sankyo Company Ltd.** ...................          476
     35,000   Sekisui House Ltd. ......................          374
      1,600   Shimamura Company Ltd. ..................          122
      4,200   SMC Corporation .........................          475
      4,600   SOFTBANK Corporation ....................          190
     22,000   Sompo Japan Insurance Inc.** ............          230
      4,442   Sony Corporation ........................          177
     64,000   Sumitomo Chemical Company Ltd. ..........          316
     40,000   Sumitomo Corporation ....................          343
        164   Sumitomo Mitsui Financial Group, Inc.** .        1,110
     54,500   Suzuki Motor Corporation ................          975
      1,400   T&D Holdings, Inc. ......................           71
     10,100   Takeda Pharmaceutical Company Ltd.** ....          481
      2,300   TDK Corporation .........................          157


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     10,300   Tokyo Electron Ltd. .....................  $       587
     56,000   TOKYO GAS Company Ltd.** ................          226
     12,400   Toyota Motor Corporation ................          461
        215   UFJ Holdings, Inc.+ .....................        1,131
         74   Yahoo! Japan Corporation+ ...............          173
      5,400   Yamada Denki Company, Ltd. ..............          283
      7,200   Yamanouchi Pharmaceutical Company Ltd. ..          244
     33,200   Yamato Transport Company Ltd. ...........          475
                                                         -----------
                                                              20,915
                                                         -----------
     UNITED KINGDOM - 15.7%
      7,400   Anglo American PLC ......................          175
     31,000   ARM Holdings PLC ........................           62
      2,200   Associated British Foods PLC ............           31
     38,600   AstraZeneca PLC .........................        1,521
        800   AstraZeneca PLC (F) .....................           32
     14,637   BHP Billiton PLC ........................          197
     29,200   Bradford & Bingley PLC ..................          170
      9,400   Brambles Industries PLC .................           54
     52,920   Centrica PLC ............................          231
     29,200   Diageo PLC ..............................          412
     14,900   Hanson PLC ..............................          141
     66,400   HBOS PLC ................................        1,035
     43,600   HSBC Holdings PLC .......................          690
     15,600   Johnston Press PLC ......................          161
     37,200   Lloyds TSB Group PLC ....................          336
     40,300   National Grid Group PLC .................          373
      6,300   Next PLC ................................          189
     56,300   Pearson PLC .............................          686
      5,500   Reckitt Benckiser PLC ...................          175
     57,500   Reed Elsevier PLC .......................          596
     46,700   Royal Bank of Scotland Group PLC++ ......        1,486
      5,200   Scottish & Southern Energy PLC ..........           87
     34,300   Shell Transport & Trading Company PLC ...          308
      2,580   Smiths Group PLC ........................           41
     31,000   Standard Chartered PLC ..................          558
     31,000   Tesco PLC ...............................          185
     63,000   TI Automotive Ltd., Class A+ ............            0***- -
     52,700   Unilever PLC ............................          521
  1,299,298   Vodafone Group PLC ......................        3,450
     10,600   Wolseley PLC ............................          222
     14,100   Xstrata PLC .............................          269
                                                         -----------
                                                              14,394
                                                         -----------
     FRANCE - 11.1%
      8,800   Accor SA ................................          431
      2,700   AXA .....................................           72
     22,800   BNP Paribas SA ..........................        1,615
     23,500   Bouygues SA++ ...........................          932
      3,500   Carrefour SA ............................          186
      3,000   Compagnie Generale des Etablissements
                Michelin, Class B** ...................          197
      3,500   Dassault Systemes SA ....................          165


                     See Notes to Portfolio of Investments.                   21

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     FRANCE - (CONTINUED)
      4,100   Essilor International SA ................  $       296
      6,600   Groupe Danone ...........................          657
      3,341   L'Air Liquide SA ........................          614
      3,900   L'Oreal SA ..............................          312
      2,200   Lafarge SA ..............................          213
     33,600   Sanofi-Aventis ..........................        2,833
      1,333   Sanofi-Aventis (F) ......................          112
      9,800   Schneider Electric SA ...................          768
      2,500   Societe Generale Group ..................          260
     11,400   STMicroelectronics NV ...................          190
      9,900   Vivendi Universal SA+ ...................          303
                                                         -----------
                                                              10,156
                                                         -----------
     NETHERLANDS - 9.5%
     47,402   ABN AMRO Holding NV .....................        1,176
     42,493   AEGON NV ................................          573
      5,100   Euronext NV .............................          182
      6,250   Heineken Holding NV, Class A ............          193
     27,700   Heineken NV .............................          960
     25,231   ING Groep NV ............................          762
    125,800   Koninklijke (Royal) KPN NV ..............        1,125
      5,300   Koninklijke (Royal) Numico NV+ ..........          217
     13,500   Reed Elsevier NV ........................          204
     36,800   Royal Dutch Petroleum Company ...........        2,200
      2,900   Royal Dutch Petroleum Company (F) .......          174
      6,500   TPG NV ..................................          185
      5,700   Unilever NV .............................          388
     11,797   VNU NV ..................................          344
                                                         -----------
                                                               8,683
                                                         -----------
     SWITZERLAND - 8.9%
      3,000   Adecco SA ...............................          165
     28,783   Compagnie Financiere Richemont AG,
                A Units ...............................          904
     14,326   Credit Suisse Group+** ..................          615
     17,812   Holcim Ltd.** ...........................        1,095
      4,825   Nestle SA ...............................        1,320
     33,065   Novartis AG** ...........................        1,543
      2,192   Roche Holding AG-Genusschein** ..........          235
        212   Serono SA** .............................          154
     10,452   Swiss Reinsurance Company** .............          748
      1,490   Swisscom AG** ...........................          546
      1,548   Syngenta AG .............................          162
      1,700   Synthes, Inc. ...........................          189
      5,835   UBS AG** ................................          493
                                                         -----------
                                                               8,169
                                                         -----------
     GERMANY - 5.5%
      4,400   Allianz AG** ............................          559
      2,600   Bayer AG** ..............................           86
     18,100   Bayerische Hypo-und Vereinsbank AG+ .....          443
      4,100   Bayerische Motoren Werke (BMW) AG** .....          186


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     12,400   DaimlerChrysler AG** ....................  $       555
      3,400   Deutsche Bank AG ........................          293
      5,546   Deutsche Boerse AG ......................          417
      8,500   E.ON AG** ...............................          729
     17,900   Infineon Technologies AG+ ...............          172
        240   Lanxess AG+ .............................            5
        957   Muenchener Rueckversicherungs-
                Gesellschaft  AG++ ....................          115
      2,100   SAP AG** ................................          338
      1,200   SAP AG, Sponsored ADR ...................           48
      8,400   Siemens AG ..............................          665
      6,500   ThyssenKrupp AG .........................          134
      6,600   Volkswagen AG** .........................          314
                                                         -----------
                                                               5,059
                                                         -----------
     SPAIN - 5.2%
      2,900   Altadis, SA .............................          119
     66,400   Banco Bilbao Vizcaya Argentaria SA** ....        1,081
     51,000   Banco Santander Central Hispano SA** ....          621
     11,500   Iberdrola SA ............................          301
     15,500   Industria de Diseno Textil SA (Inditex)**          463
     36,000   Repsol YPF SA** .........................          953
     71,990   Telefonica SA ...........................        1,254
                                                         -----------
                                                               4,792
                                                         -----------
     CANADA - 4.2%
     21,600   Abitibi-Consolidated Inc. ...............          100
     16,200   Alcan Inc. ..............................          616
      8,700   Cameco Corporation ......................          385
        700   Falconbridge Ltd. .......................           25
        600   Great-West Lifeco Inc. ..................           13
     11,900   Inco Ltd. (F)+ ..........................          474
      1,900   Magna International Inc., Class A .......          127
      4,500   Manulife Financial Corporation** ........          215
      4,200   National Bank of Canada** ...............          182
      2,400   Noranda, Inc. ...........................           48
      7,200   Potash Corporation of Saskatchewan Inc. .          632
      6,500   Suncor Energy Inc. ......................          262
     10,100   TELUS Corporation** .....................          311
     12,600   Thomson Corporation** ...................          422
                                                         -----------
                                                               3,812
                                                         -----------
     AUSTRALIA - 2.5% ****
     27,700   Amcor Ltd. ..............................          153
      8,145   Australia & New Zealand Banking
                Group Ltd. ............................          130
     27,800   Brambles Industries Ltd.** ..............          171
     37,212   Foster's Group Ltd. .....................          147
     44,100   Insurance Australia Group Ltd. ..........          216
      1,475   National Australia Bank Ltd. ............           32
      7,932   News Corporation (F), CDI ...............          135
     28,800   Promina Group Ltd. ......................          110
     25,089   QBE Insurance Group Ltd. ................          289
     32,928   Rinker Group Ltd. .......................          275
      7,300   Wesfarmers Ltd. .........................          224


22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 COMMON STOCKS - (CONTINUED)
     AUSTRALIA - (CONTINUED)
     11,800   Westpac Banking Corporation .............  $       173
     16,200   Woolworths Ltd. .........................          201
`                                                        -----------
                                                               2,256
                                                         -----------
     SWEDEN - 1.4%
     12,900   Assa Abloy AB, B Shares .................          182
      2,600   Atlas Copco Group AB, Class A** .........          125
      4,600   Sandvik AB ..............................          191
      2,300   Scania AB, Class B** ....................           98
      3,700   Svenska Cellulosa AB, Class B** .........          139
    148,000   Telefonaktiebolaget LM Ericsson,
                B Shares+** ...........................          417
      5,000   Telefonaktiebolaget LM Ericsson,
                Sponsored ADR+ ........................          141
                                                         -----------
                                                               1,293
                                                         -----------
     SINGAPORE - 1.4% ****
      9,000   DBS Group Holdings Ltd. .................           81
    621,214   Singapore Telecommunications, Ltd.++ ....          969
     21,000   United Overseas Bank Ltd. ...............          183
                                                         -----------
                                                               1,233
                                                         -----------
     SOUTH KOREA - 1.3% ****
      2,485   Samsung Electronics Company Ltd. ........        1,228
                                                         -----------
     HONG KONG - 1.3% ****
     22,200   Esprit Holdings Ltd.++ ..................          152
     41,000   Hang Lung Group Ltd. ....................           72
    113,500   Hang Lung Properties Ltd. ...............          164
     10,600   Hang Seng Bank Ltd. .....................          141
    144,000   Johnson Electric Holdings Ltd. ..........          130
    170,000   Li & Fung Ltd. ..........................          310
      4,000   Sung Hung Kai Properties Ltd. ...........           36
     20,500   Swire Pacific Ltd., Class A .............          162
                                                         -----------
                                                               1,167
                                                         -----------
     MEXICO - 1.0%
     16,900   America Movil SA de CV, Series L, ADR ...          872
      1,500   Telefonos de Mexico SA de CV, Class L,
                Sponsored ADR .........................           52
                                                         -----------
                                                                 924
                                                         -----------
     DENMARK - 0.8%
      6,300   Novo Nordisk A/S, Class B ...............          351
      9,500   TDC A/S .................................          400
                                                         -----------
                                                                 751
                                                         -----------
     NORWAY - 0.8%
     20,700   DnB Holding ASA .........................          211
      2,300   Norsk Hydro ASA .........................          190
      5,100   Norske Skogindustrier ASA ...............          102
     10,500   Statoil ASA .............................          179
                                                         -----------
                                                                 682
                                                         -----------


                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

     TAIWAN - 0.5% ****
     58,296   Taiwan Semiconductor Manufacturing
                Company Ltd., Sponsored ADR ...........  $       494
                                                         -----------
     ITALY - 0.5%
     16,050   Eni SpA .................................          417
                                                         -----------
     FINLAND - 0.5%
     13,500   Nokia Oyj ...............................          209
     13,100   Stora Enso Oyj - R Shares ...............          184
        800   UPM-Kymmene Oyj .........................           18
                                                         -----------
                                                                 411
                                                         -----------
     IRELAND - 0.4%
     15,185   CRH PLC .................................          398
                                                         -----------
     AUSTRIA - 0.4%
      4,000   Erste Bank der oesterreichischen
                Sparkassen AG** .......................          209
      7,583   Telekom Austria AG** ....................          149
                                                         -----------
                                                                 358
                                                         -----------
     BELGIUM - 0.3%
     13,600   SES GLOBAL, FDR .........................          174
      2,800   UCB Group SA ............................          136
                                                         -----------
                                                                 310
                                                         -----------
     INDIA - 0.3%
      3,800   Infosys Technologies Ltd.,
                Sponsored ADR** .......................          280
                                                         -----------
     BRAZIL - 0.2%
      7,000   Companhia Vale do Rio Doce, Sponsored
                ADR ...................................          186
                                                         -----------
     SOUTH AFRICA - 0.2%
      6,500   Sasol Ltd. ..............................          151
                                                         -----------
     PORTUGAL - 0.1%
     11,000   Portugal Telecom, SGPS, SA ..............          129
                                                         -----------
     RUSSIA - 0.0% +++
      3,600   YUKOS, ADR+** ...........................            8
                                                         -----------
              Total Common Stocks
                (Cost $70,332) ........................       88,656
                                                         -----------
 CONVERTIBLE PREFERRED STOCKS - 0.7%
     JAPAN - 0.7% ****
  6,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005 .....          129
 24,000,000   Sumitomo Mitsui Finance Group Inc. (F),
                Conv. Pfd., 2.250% due 07/11/2005++ ...          517
                                                         -----------
              Total Convertible Preferred Stocks
                (Cost $280) ...........................          646
                                                         -----------

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                            VALUE
     SHARES                                                 (000S)
     ------                                                 ------

 PREFERRED STOCK - 0.1%
   (COST $12)
     SOUTH KOREA - 0.1% ****
        210   Samsung Electronics Company Ltd. ........  $        69
                                                         -----------
  PRINCIPAL
   AMOUNT
   (000S)
   -----
 CONVERTIBLE BONDS - 0.1%
   (COST $68)
     SWITZERLAND - 0.1%
$        95   Credit Suisse Group Financial, Conv. Jr. Bond,
                6.000% due 12/23/2005 .................          113
                                                         -----------
 REPURCHASE AGREEMENT - 2.6%
   (COST $2,414)
      2,414   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $2,414,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $2,495,000) ..        2,414
                                                         -----------
 SHORT-TERM INVESTMENT - 15.4%
   (COST $14,049)
     14,049   Mellon GSL DBT II
                Collateral Fund++++ ...................       14,049
                                                         -----------
TOTAL INVESTMENTS (Cost $87,155*) ..............  115.7%     105,947
OTHER ASSETS (LIABILITIES) (Net) ...............  (15.7)     (14,364)
                                                  -----  -----------
NET ASSETS .....................................  100.0% $    91,583
                                                  =====  ===========

------------------------------
    * Aggregate cost for federal tax purposes.
   ** Some or all of these securities are on loan at March 31, 2005, and have an aggregate market value of $12,350,000, representing 13.5% of the total net assets of the Fund (Collateral Value $14,049,000).
  *** Value of security is $0.
 **** Investments in the area of the Pacific Rim at March 31, 2005 are 30.6% of the total net assets of the Fund.
    + Non-income producing security.
   ++ Security acquired in a transaction exempt from registration under Rule
      144A of the Securities Act of 1933, as amended.
  +++ Amount represents less than 0.1% of the total net assets of the Fund.
 ++++ Represents investment purchased with cash collateral for securities loaned.
  - - Represents fair value as determined in good faith under the direction of the Board of Trustees.

24                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INTERNATIONAL GROWTH FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                  FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                              CONTRACTS TO RECEIVE
                                     (000S)
                    ----------------------------------------
                                                           NET
                                                        UNREALIZED
                                                       APPRECIATION/
EXPIRATION      LOCAL       VALUE IN   IN EXCHANGE    (DEPRECIATION)
   DATE       CURRENCY       U.S. $    FOR U.S. $     OF CONTRACTS
---------- ---------------  --------   ----------   ----------------
04/01/2005 CAD           6         5           5    $             --***
04/01/2005 GBP          51        96          95                   1
04/01/2005 JPY      50,125       509         509                  --***
04/04/2005 DKK         165        29          29                  --***
04/04/2005 GBP          35        66          66                  --***
04/04/2005 HKD         506        65          65                  --***
04/04/2005 JPY      19,161       178         178                  --***
04/04/2005 SEK         167        24          24                  --***
04/04/2005 SGD          59        36          36                  --***
04/04/2005 ZAR          72        11          11                  --***
04/05/2005 DKK         121        21          21                  --***
04/05/2005 EUR          89       116         116                  --***
04/05/2005 JPY       3,566        33          33                  --***
04/05/2005 SGD          75        45          45                  --***
04/06/2005 ZAR         100        16          16                  --***
06/27/2005 EUR         114       148         147                   1
06/30/2005 GBP         175       329         334                  (5)
06/30/2005 GBP         278       523         527                  (4)
                                                    ----------------
                                                    $             (7)
                                                    ----------------


                   FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                              CONTRACTS TO DELIVER
                                     (000S)
                   ------------------------------------------
                                                           NET
                                                        UNREALIZED
                                                       APPRECIATION/
EXPIRATION      LOCAL       VALUE IN   IN EXCHANGE    (DEPRECIATION)
   DATE       CURRENCY       U.S. $    FOR U.S. $     OF CONTRACTS
---------- ---------------  --------   ----------   ----------------
04/01/2005 AUD          38        29          29    $             --***
04/01/2005 CAD          20        16          16                  --***
04/01/2005 CHF          60        50          50                  --***
04/01/2005 EUR         120       156         155                  (1)
04/04/2005 AUD          49        38          38                  --***
04/04/2005 EUR          72        93          93                  --***
04/05/2005 AUD         257       198         198                  --***
04/05/2005 CAD          36        30          30                  --***
04/05/2005 CHF          34        29          29                  --***
04/05/2005 EUR           4         5           5                  --***
04/05/2005 GBP          27        52          52                  --***
04/11/2005 EUR         387       501         510                   9
04/11/2005 JPY      49,230       459         472                  13
04/20/2005 JPY      48,687       455         478                  23
05/17/2005 CHF         242       203         203                  --***
05/24/2005 CHF         943       790         818                  28
06/27/2005 EUR         227       294         307                  13
06/30/2005 CHF         599       503         527                  24
06/30/2005 EUR         245       318         333                  15
                                                    ----------------
                                                    $            124
                                                    ----------------
Net Unrealized Appreciation of Forward Foreign
Currency Contracts ...............................  $            117
                                                    ================

AT MARCH 31, 2005, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                           % OF        VALUE
     SECTOR DIVERSIFICATION             NET ASSETS    (000S)
     ----------------------             ----------     -----
COMMON STOCKS:
Banks .................................    16.7%   $   15,337
Telecommunication Services ............    11.7        10,692
Pharmaceuticals & Biotechnology .......     9.1         8,204
Materials .............................     8.2         7,541
Food, Beverage & Tobacco ..............     5.4         4,965
Energy ................................     5.3         4,842
Capital Goods .........................     4.8         4,438
Insurance .............................     4.6         4,207
Automobiles & Components ..............     4.0         3,694
Semiconductors & Semiconductor Equipment    3.9         3,563
Media .................................     3.3         3,025
Diversified Financials ................     2.6         2,358
Utilities .............................     2.5         2,310
Retailing .............................     2.4         2,231
Consumer Durables & Apparel ...........     2.3         2,129
Real Estate Investment Trusts (REITS) .     1.6         1,494
Commercial Services & Supplies ........     1.5         1,395
Electronic Equipment & Instruments ....     1.3         1,197
Transportation ........................     1.1           899
Other .................................     4.5         4,135
                                         ------    ----------
TOTAL COMMON STOCKS ...................    96.8        88,656
CONVERTIBLE PREFERRED STOCKS ..........     0.7           646
PREFERRED STOCK .......................     0.1            69
CONVERTIBLE BONDS .....................     0.1           113
REPURCHASE AGREEMENT ..................     2.6         2,414
SHORT-TERM INVESTMENT .................    15.4        14,049
                                         ------    ----------
TOTAL INVESTMENTS .....................   115.7       105,947
OTHER ASSETS (LIABILITIES) (Net) ......   (15.7)      (14,364)
                                         ------    ----------
NET ASSETS ............................   100.0%   $   91,583
                                         ======    ==========

--------------------
  *** Amount represents less than $500.

----------------------------------------------------------
                      GLOSSARY OF TERMS
    ADR        -- American Depositary Receipt
    AUD        -- Australian Dollar
    CAD        -- Canadian Dollar
    CDI        -- Chess Depositary Interest Receipt
    CHF        -- Swiss Franc
    DKK        -- Danish Krone
    EUR        -- EURO
    (F)        -- Foreign Shares
    FDR        -- Fiduciary Depositary Receipt
    GBP        -- Great Britain Pound Sterling
    HKD        -- Hong Kong Dollar
    JPY        -- Japanese Yen
    SEK        -- Swedish Krona
    SGD        -- Singapore Dollar
    ZAR        -- South African Rand
----------------------------------------------------------

                    See Notes to Portfolio of Investments.                    25

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                   VALUE
   (000S)                                                   (000S)
   -----                                                    -----

 CORPORATE BONDS AND NOTES - 69.3%
   FINANCIAL SERVICES - 11.9%
 $    1,000   Berkshire Hathaway Inc. Note,
                3.375% due 10/15/2008 .................  $       967
              CIT Group Inc., Sr. Note:
      1,000     7.375% due 04/02/2007 .................        1,058
        500     7.625% due 08/16/2005 .................          508
        500   Goldman Sachs Group, Inc., Note,
                4.125% due 01/15/2008 .................          496
              Household Finance Corporation, Note:
      1,500     5.750% due 01/30/2007 .................        1,540
        250     7.875% due 03/01/2007 .................          267
      1,500   Rollins Truck Leasing Corporation, Deb.,
                8.375% due 02/15/2007 .................        1,601
                                                         -----------
                                                               6,437
                                                         -----------
     REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 9.9%
      1,000   CPG Partners LP, Note,
                3.500% due 03/15/2009 .................          946
        750   Developers Diversified Realty Corporation,
                Sr. Note,
                6.625% due 01/15/2008 .................          785
        800   Duke-Weeks Realty Corporation, Note,
                7.375% due 08/01/2007 .................          851
        600   EOP Operating LP, Note,
                7.750% due 11/15/2007 .................          646
      1,000   Health Care Property Investors Inc., Note,
                6.875% due 06/08/2005 .................        1,006
      1,000   Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 .................        1,111
                                                         -----------
                                                               5,345
                                                         -----------
     BANKS - 9.7%
        750   Capital One Bank, Sr. Note,
                8.250% due 06/15/2005 .................          757
      1,000   Fifth Third Bank, Note,
                2.700% due 01/30/2007 .................          973
      1,000   JPMorgan Chase & Company, Note,
                5.350% due 03/01/2007 .................        1,021
      1,500   MBNA America Bank N.A., Note,
                6.500% due 06/20/2006 .................        1,542
      1,000   U.S. Bank N.A., Note,
                2.850% due 11/15/2006 .................          982
                                                         -----------
                                                               5,275
                                                         -----------
     UTILITIES - 4.6%
      1,000   Constellation Energy Group, Inc., Note,
                6.350% due 04/01/2007 .................        1,038
        350   Pacific Gas & Electric Company, First
                Mortgage,
                3.600% due 03/01/2009 .................          337
        350   Sempra Energy, Note,
                4.750% due 05/15/2009 .................          348
        750   Texas-New Mexico Power Company,
                Sr. Note,
                6.250% due 01/15/2009 .................          782
                                                         -----------
                                                               2,505
                                                         -----------

  PRINCIPAL
   AMOUNT                                                   VALUE
   (000S)                                                   (000S)
   -----                                                    -----
     HEALTH CARE - 4.6%
$     1,500   Amgen Inc., Sr. Note,
                4.000% due 11/18/2009** ...............  $     1,462
      1,000   Cardinal Health, Inc., Note,
                6.250% due 07/15/2008 .................        1,042
                                                         -----------
                                                               2,504
                                                         -----------
     TELECOMMUNICATIONS - 4.2%
        750   Deutsche Telekom International Finance BV,
                Company Guarantee,
                8.250% due 06/15/2005 .................          757
        500   TELUS Corporation, Note,
                7.500% due 06/01/2007 .................          533
      1,000   Verizon Global Funding Corporation, Note,
                4.000% due 01/15/2008 .................          988
                                                         -----------
                                                               2,278
                                                         -----------
     CABLE TV - 4.2%
      1,250   AOL Time Warner Inc., Note,
                6.150% due 05/01/2007 .................        1,291
      1,000   Cox Enterprises, Inc., Note,
                4.375% due 05/01/2008** ...............          987
                                                         -----------
                                                               2,278
                                                         -----------
     FOOD - 3.8%
      1,000   ConAgra Inc., Sr. Note,
                9.875% due 11/15/2005 .................        1,033
      1,000   Safeway Inc., Sr. Note,
                6.150% due 03/01/2006 .................        1,018
                                                         -----------
                                                               2,051
                                                         -----------
     AUTO MANUFACTURING & PARTS - 3.8%
      1,000   Ford Motor Credit Company, Note,
                6.500% due 01/25/2007 .................        1,011
      1,000   Toyota Motor Credit Corporation, Note,
                5.650% due 01/15/2007 .................        1,026
                                                         -----------
                                                               2,037
                                                         -----------
     AIRLINES - 3.8%
      2,000   Southwest Airlines Company, Pass-through
                Certificates,
                5.496% due 11/01/2006 .................        2,036
                                                         -----------
     GAMING - 3.7%
      1,000   Carnival Corporation, Company Guarantee,
                3.750% due 11/15/2007 .................          983
      1,000   Harrah's Operating Company, Inc., Company
                Guarantee,
                5.500% due 07/01/2010 .................        1,019
                                                         -----------
                                                               2,002
                                                         -----------
     CONSUMER PRODUCTS/SERVICES - 2.8%
      1,000   PHH Corporation, Note,
                6.000% due 03/01/2008 .................        1,033
        500   Sealed Air Corporation, Conv. Sr. Note,
                3.000% due 06/30/2033** ...............          504
                                                         -----------
                                                               1,537
                                                         -----------


26                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                   VALUE
   (000S)                                                   (000S)
   -----                                                    -----

 CORPORATE BONDS AND NOTES - (CONTINUED)
     PAPER/FOREST PRODUCTS - 0.9%
$       500   Weyerhaeuser Company, Note,
                6.000% due 08/01/2006 .................  $       513
                                                         -----------
     RETAIL - 0.9%
        500   CVS Corporation, Note,
                4.000% due 09/15/2009 .................          488
                                                         -----------
     AEROSPACE/DEFENSE - 0.5%
        250   Boeing Capital Corporation, Sr. Note,
                5.650% due 05/15/2006 .................          255
                                                         -----------
              Total Corporate Bonds and Notes
                (Cost $37,248) ........................       37,541
                                                         -----------
 ASSET-BACKED SECURITIES (ABS) - 5.5%
        603   Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A1,
                2.890% due 07/20/2011 .................          585
      1,000   Capital One Multi-Asset Execution Trust,
                Series 2003-A6, Class A6,
                2.950% due 08/17/2009 .................          985
         21   FFCA Secured Lending Corporation, Series
                1999-2, Class  WA1A,
                7.130% due 05/18/2026** ...............           21
              Green Tree Financial Corporation:
        227     Series 1995-1, Class B2, (in default),
                9.200% due 06/15/2025 .................          142
         80     Series 1995-6, Class B1,
                7.700% due 09/15/2026 .................           64
         71   Green Tree Home Improvement, Series
                1995-D, Class B2,
                7.450% due 09/15/2025 .................           71
        127   Mid-State Trust, Series 4, Class A,
                8.330% due 04/01/2030 .................          135
      1,000   WFS Financial Owner Trust, Series 2004-3,
                Class A4,
                3.930% due 02/17/2012 .................          985
                                                         -----------
              Total ABS
                (Cost $3,143) .........................        2,988
                                                         -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 11.0%
      1,000   Bank of America Mortgage Securities, Inc.,
                Pass-through Certificates,
                Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 .................          986
      1,150   Cendant Mortgage Corporation, Series 2003-
                3P, Class A-1,
                5.500% due 04/25/2020** ...............        1,167
        885   Credit Suisse First Boston Mortgage Securities
                Corporation, Pass-through Cerificates,
                Series 2003-29, Class 4A1,
                6.000% due 12/25/2033 .................          906
              Federal Home Loan Mortgage Corporation:
          1     Series 2541, Class LU,
                4.000% due 12/15/2027 .................            1
        996     Series 2552, Class KB,
                4.250% due 06/15/2027 .................          994


  PRINCIPAL
   AMOUNT                                                   VALUE
   (000S)                                                   (000S)
   -----                                                    -----

$       962   Government National Mortgage Association,
                Series 2002-70, Class PA,
                4.500% due 08/20/2032 .................  $       951
        958   GSR Mortgage Loan Trust, Pass-through
                Certificates,
                Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 .................          969
                                                         -----------
              Total CMO
                (Cost $6,027) .........................        5,974
                                                         -----------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 2.9%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.9%
        249   6.500% due 01/01/2014 ...................          260
        192   8.000% due 05/01/2027 ...................          208
         27   8.500% due 11/01/2017 ...................           30
                                                         -----------
              Total FNMA
                (Cost $469) ...........................          498
                                                         -----------
     ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.9%
         24   Federal Home Loan Mortgage Corporation
                (FHLMC),
                3.742% due 11/01/2021+ ................           25
              Federal National Mortgage Association
                (FNMA):
         10     3.790% due 01/01/2019+ ................           10
          2     3.802% due 11/01/2022+ ................            2
         10     4.000% due 11/01/2021+ ................           10
        401     4.650% due 11/01/2032+ ................          405
         22     4.720% due 11/01/2035+ ................           22
          5     5.611% due 04/01/2019+ ................            5
                                                         -----------
              Total ARMS
                (Cost $490) ...........................          479
                                                         -----------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
        308   6.000% due 05/01/2017 ...................          319
         19   9.500% due 08/01/2016 ...................           21
                                                         -----------
              Total FHLMC
                (Cost $332) ...........................          340
                                                         -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.5%
         30   8.000% due 06/15/2009-08/15/2012 ........           32
         27   9.000% due 12/15/2020-04/20/2025 ........           29
        176   10.000% due 12/15/2017-04/15/2025 .......          200
         15   11.000% due 12/15/2015 ..................           16
                                                         -----------
              Total GNMA
                (Cost $264) ...........................          277
                                                         -----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $1,555) .........................        1,594
                                                         -----------
 U.S. GOVERNMENT AGENCY OBLIGATION - 1.8%
   (COST $998)
      1,000   Federal Home Loan Mortgage Corporation,
                Bond,
                3.250% due 02/25/2008 .................          976
                                                         -----------

                     See Notes to Portfolio of Investments.                   27

--------------------------------------------------------------------------------
VT SHORT TERM INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----

 U.S. TREASURY NOTE - 1.8%
   (COST $1,000)
$     1,000   2.000% due 05/15/2006 ...................  $       984
                                                         -----------
 COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.7%
   (COST $340)
        342   GMAC Commercial Mortgage Securities Inc.,
                Series 1999-CTL1, Class A,
                7.151% due 02/15/2008** ...............          354
                                                         -----------
 REPURCHASE AGREEMENT - 5.9%
   (COST $3,195)
      3,195   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $3,195,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $3,302,000) ..        3,195
                                                         -----------
TOTAL INVESTMENTS++ (Cost $53,506*) ............   98.9%      53,606
OTHER ASSETS (LIABILITIES) (Net) ...............    1.1          587
                                                  -----  -----------
NET ASSETS .....................................  100.0% $    54,193
                                                  =====  ===========

--------------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2005.
 ++ All securities segregated as collateral for futures contracts.


                                                   UNREALIZED
  NUMBER OF                             VALUE     APPRECIATION
  CONTRACTS                            (000S)        (000S)
-----------                           --------    ------------
FUTURES CONTRACTS-SHORT POSITION
     35  U.S. 5 Year Treasury Note,
            June 2005 ..............  $  3,748    $         19
                                                  ============

28                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----

 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 64.1%
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.6%
$     3,425   4.000% due 08/01/2018 ...................  $     3,287
     10,704   4.500% due 04/01/2018-08/01/2033 ........       10,436
     25,552   5.000% due 04/01/2018-02/01/2035 ........       25,108
     30,121   5.500% due 12/01/2008-11/01/2034 ........       30,365
     11,972   6.000% due 01/01/2013-05/01/2034 ........       12,299
      4,991   6.500% due 11/01/2016-01/01/2032 ........        5,209
      2,253   7.000% due 04/01/2008-04/01/2032 ........        2,376
        142   7.500% due 02/01/2031 ...................          152
        122   8.000% due 07/01/2007-12/01/2030 ........          128
        111   8.500% due 07/01/2029 ...................          121
         52   8.750% due 01/01/2013 ...................           54
                                                         -----------
              Total FHLMC
                (Cost $90,242) ........................       89,535
                                                         -----------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 22.5%
      2,872   4.500% due 12/01/2018 ...................        2,818
     16,675   5.000% due 04/01/2018-06/01/2034 ........       16,618
     21,294   5.500% due 01/01/2017-09/01/2034 ........       21,453
      5,012   6.000% due 12/01/2016-02/01/2034 ........        5,160
     12,411   6.500% due 09/01/2024-07/01/2034 ........       12,940
      1,469   7.000% due 08/01/2028-11/01/2031 ........        1,550
        230   7.500% due 11/01/2029 ...................          247
        547   8.000% due 05/01/2022-09/01/2027 ........          589
        290   8.500% due 02/01/2023-10/01/2027 ........          316
        171   9.000% due 09/01/2030 ...................          189
                                                         -----------
              Total FNMA
                (Cost $62,391) ........................       61,880
                                                         -----------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 9.0%
      9,259   5.500% due 07/20/2033-03/20/2034 ........        9,343
     11,569   6.000% due 02/20/2029-08/15/2034 ........       11,905
      2,085   6.500% due 03/20/2031-04/20/2034 ........        2,177
        549   7.000% due 01/15/2028-06/20/2031 ........          581
        607   7.500% due 01/15/2023-11/15/2023 ........          656
         45   7.750% due 12/15/2029 ...................           49
        190   8.000% due 07/15/2026-06/20/2030 ........          204
                                                         -----------
              Total GNMA
                (Cost $24,914) ........................       24,915
                                                         -----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $177,547) .......................      176,330
                                                         -----------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 20.4%
              Bank of America Mortgage Securities, Inc.,
                Pass-through Certificates:
      3,500     Series 2003-6, Class 1A30,
                4.750% due 08/25/2033 .................        3,453
      1,733     Series 2004-4, Class 2A1,
                5.500% due 05/25/2034 .................        1,743
      1,978   Countrywide Alternative Loan Trust,
                Series 2003-13T1, Class A1,
                4.000% due 08/25/2033 .................        1,946


  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----

              Countrywide Home Loans:
$     3,435     Series 2003-50, Class A1,
                5.000% due 11/25/2018 .................  $     3,415
      4,000     Series 2004-4, Class A5,
                5.250% due 05/25/2034 .................        3,967
              Credit Suisse First Boston Mortgage
                Securities Corporation, Pass-through
                Certificates:
      2,814     Series 2003-08, Class 1A1,
                5.750% due 04/25/2033 .................        2,833
      4,000     Series 2003-11, Class 1A3,
                4.500% due 06/25/2033 .................        4,010
              Federal Home Loan Mortgage Corporation:
      4,500     Series 2449, Class ND,
                6.500% due 05/15/2030 .................        4,626
      1,382     Series 2551, Class QK,
                5.500% due 01/15/2033 .................        1,390
      2,062     Series 2575, Class LM,
                4.500% due 05/15/2032 .................        2,056
              Federal National Mortgage Association:
      3,000     Grantor Trust, Series 2000-T5, Class B,
                7.300% due 05/25/2010 .................        3,361
      2,858     Series 2002-16, Class TM,
                7.000% due 04/25/2032 .................        2,986
              Federal National Mortgage Association,
                REMIC, Pass-through Certificates:
         48     Series 1989-90, Class E,
                8.700% due 12/25/2019 .................           52
      1,040     Series 1992-55, Class DZ,
                8.000% due 04/25/2022 .................        1,080
              GSR Mortgage Loan Trust, Pass-through
                Certificates:
      3,529     Series 2003-4F, Class 2A3,
                5.000% due 05/25/2033 .................        3,555
      3,833     Series 2005-1F, Class 2A1,
                6.000% due 02/25/2035 .................        3,875
      3,000   Residential Funding Mortgage Security,
                Series 2003-S20, Class 1A4,
                5.500% due 12/25/2033 .................        2,961
              Vendee Mortgage Trust:
      3,600     Series 2000-2, Class G,
                7.500% due 10/15/2009 .................        3,631
      5,000     Series 2000-3, Class 2H,
                7.500% due 11/15/2014 .................        5,158
                                                         -----------
              Total CMO
                (Cost $56,534) ........................       56,098
                                                         -----------
 U.S. TREASURY OBLIGATIONS - 6.7%
      U.S. TREASURY NOTES - 6.0%
      1,000   3.500% due 12/15/2009 ...................          972
      3,000   4.000% due 02/15/2014 ...................        2,896
      2,000   4.250% due 11/15/2013 ...................        1,970
      5,000   4.750% due 05/15/2014 ...................        5,095
      3,000   5.000% due 08/15/2011 ...................        3,117
      2,000   5.750% due 08/15/2010 ...................        2,147
        350   6.250% due 02/15/2007 ...................          366
                                                         -----------
                                                              16,563
                                                         -----------

                     See Notes to Portfolio of Investments.                   29

--------------------------------------------------------------------------------
VT U.S. GOVERNMENT SECURITIES FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
U.S. TREASURY OBLIGATIONS - (CONTINUED)
     U.S. TREASURY BONDS - 0.7%
$     1,300   6.250% due 08/15/2023 ...................  $     1,514
        300   12.750% due 11/15/2010 ..................          318
                                                         -----------
                                                               1,832
                                                         -----------
              Total U.S. Treasury Obligations
                (Cost $18,283) ........................       18,395
                                                         -----------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%
              Federal Home Loan Bank, Bond:
      2,000     4.500% due 09/16/2013 .................        1,971
      2,000     5.125% due 03/06/2006 .................        2,028
      2,500     6.500% due 08/14/2009 .................        2,717
      3,000     7.375% due 02/12/2010 .................        3,377
      2,000   Federal National Mortgage Association, Note,
                6.000% due 02/03/2020 .................        2,001
      2,000   Housing Urban Development, Government
                Guarantee, Series 99-A,
                6.160% due 08/01/2011 .................        2,093
                                                         -----------
              Total U.S. Government Agency Obligations
                (Cost $13,751) ........................       14,187
                                                         -----------
 REPURCHASE AGREEMENT - 3.2%
   (COST $8,694)
      8,694   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $8,695,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $8,985,000) ..        8,694
                                                         -----------
TOTAL INVESTMENTS (Cost $274,809*) ..............  99.6%     273,704
OTHER ASSETS (LIABILITIES) (Net) ................   0.4        1,198
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $   274,902
                                                  =====  ===========

-------------------
* Aggregate cost for federal tax purposes.

-------------------------------------------------------------
                         GLOSSARY OF TERMS
    REMIC      -- Real Estate Mortgage Investment Conduit
-------------------------------------------------------------

30                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
 CORPORATE BONDS AND NOTES - 69.4%
     FINANCIAL SERVICES/BANKS - 11.2%
$     1,000   Abbey National PLC, Sub. Note,
                6.690% due 10/17/2005 .................  $     1,017
        500   American General Corporation, Note,
                7.500% due 07/15/2025 .................          615
      1,000   American General Finance, Inc.,
                MTN, Series I,
                4.625% due 05/15/2009 .................          998
        400   Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ................          495
      1,000   Bank of America Corporation, Sub. Note,
                7.800% due 02/15/2010 .................        1,133
        500   CIT Group Inc., Sr. Note,
                7.750% due 04/02/2012 .................          579
      3,000   Citigroup, Inc., Note,
                6.500% due 01/18/2011 .................        3,263
      1,000   Farmers Insurance Exchange, Note,
                6.000% due 08/01/2014** ...............        1,016
      2,500   Goldman Sachs Group, Inc., Bond,
                6.875% due 01/15/2011 .................        2,730
      1,000   Hartford Life Insurance Company, Deb.,
                7.650% due 06/15/2027 .................        1,223
      1,500   Jefferies Group, Inc., Sr. Note,
                7.750% due 03/15/2012 .................        1,690
      1,000   Legg Mason, Inc., Sr. Note,
                6.750% due 07/02/2008 .................        1,068
      2,000   Merrill Lynch & Company Inc., Note,
                6.000% due 02/17/2009 .................        2,094
      1,500   Morgan Stanley Dean Witter & Company,
                Note,
                6.750% due 04/15/2011 .................        1,637
      1,100   NCNB Corporation, Sub. Note,
                9.375% due 09/15/2009 .................        1,302
      2,250   Wells Fargo & Company, Sub. Note,
                4.625% due 04/15/2014 .................        2,175
                                                         -----------
                                                              23,035
                                                         -----------
     OIL & GAS - 7.9%
      1,200   ANR Pipeline Company, Deb.,
                9.625% due 11/01/2021 .................        1,496
      1,750   Consolidated Natural Gas Company, Sr. Note,
                6.850% due 04/15/2011 .................        1,934
      2,500   El Paso Natural Gas Company, Deb.,
                7.500% due 11/15/2026 .................        2,589
      1,000   Enterprise Products Partners LP, Company
                Guarantee,
                6.375% due 02/01/2013 .................        1,050
      1,404   Express Pipeline LP, Sub. Note,
                7.390% due 12/31/2017** ...............        1,418
              Petro-Canada:
        500     Deb.,
                9.250% due 10/15/2021 .................          687
      1,000     Note,
                4.000% due 07/15/2013 .................          922
      2,500   Petrobras International Finance Company,
                Sr. Note,
                9.750% due 07/06/2011 .................        2,869
      1,000   Southern Natural Gas Company, Sr. Note,
                8.000% due 03/01/2032 .................        1,079

  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----

$       500   Tesoro Petroleum Corporation, Note,
                8.000% due 04/15/2008 .................  $       525
      1,500   XTO Energy Inc., Sr. Note,
                6.250% due 04/15/2013 .................        1,614
                                                         -----------
                                                              16,183
                                                         -----------
     CONSUMER PRODUCTS/SERVICES - 7.5%
      2,000   Allied Waste North America, Inc.,
                Sr. Note,
                7.250% due 03/15/2015** ...............        1,910
      1,750   Carnival Corporation, Deb.,
                7.200% due 10/01/2023 .................        2,038
      1,000   Cendant Corporation, Note,
                6.875% due 08/15/2006 .................        1,035
      2,500   ConAgra, Inc., Sr. Note,
                7.125% due 10/01/2026 .................        2,920
              Mattel, Inc., Note:
        500     6.125% due 07/15/2005 .................          503
      1,000     7.300% due 06/13/2011 .................        1,093
      1,500   Reed Elsevier Capital Inc., Company
                Guarantee,
                6.750% due 08/01/2011 .................        1,654
      1,000   Royal Caribbean Cruises Ltd., Sr. Note,
                8.000% due 05/15/2010 .................        1,104
      1,500   Sealed Air Corporation,
                Conv. Sr. Note,
                3.000% due 06/30/2033** ...............        1,511
      1,500   Waste Management Inc., Sr. Note,
                7.375% due 08/01/2010 .................        1,674
                                                         -----------
                                                              15,442
                                                         -----------
     TRANSPORTATION/AUTO - 7.5%
      2,000   Burlington Northern Santa Fe Corporation,
                Deb.,
                8.125% due 04/15/2020 .................        2,531
        172   Continental Airlines Inc., Pass-through
                Certificates, Series 1997-4C,
                6.800% due 07/02/2007 .................          153
        420   CSX Transportation, Inc., Deb.,
                9.750% due 06/15/2020 .................          592
        400   Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 .................          424
        250   Ford Motor Company, Deb.,
                8.900% due 01/15/2032 .................          253
      2,000   Ford Motor Credit Company, Note,
                7.375% due 10/28/2009 .................        2,011
      1,000   General Motors Corporation, Deb.,
                9.400% due 07/15/2021 .................          942
              Norfolk Southern Corporation:
      1,000     Bond,
                7.800% due 05/15/2027 .................        1,254
        580     Deb.,
                9.750% due 06/15/2020 .................          817
      2,500     Sr. Note,
                6.200% due 04/15/2009 .................        2,636
      2,000   Southwest Airlines Company, Pass-through
                Certificates, Series A-4,
                9.150% due 07/01/2016 .................        2,344

                     See Notes to Portfolio of Investments.                   31

--------------------------------------------------------------------------------
VT INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
 CORPORATE BONDS AND NOTES - (CONTINUED)
     TRANSPORTATION/AUTO - (CONTINUED)
    $ 1,000   Trailer Bridge, Inc., Sr. Sec. Note,
                9.250% due 11/15/2011** ...............  $     1,036
      1,136   United Air Lines Inc., Pass-through
                Certificates, (in default),
                9.560% due 10/19/2018 .................          443
                                                         -----------
                                                              15,436
                                                         -----------
     UTILITIES - 5.8%
      1,500   Arizona Public Service Company, Note,
                6.500% due 03/01/2012 .................        1,638
        104   Covanta Energy Corporation,
                Sr. Sec. Note,
                8.250% due 03/15/2011 .................           95
      1,850   Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 .................        2,048
      1,000   Metropolitan Edison Company, Sr. Note,
                4.950% due 03/15/2013 .................          981
      2,250   Pacific Gas & Electric Company, First
                Mortgage,
                4.200% due 03/01/2011 .................        2,171
      1,500   PacifiCorp, First Mortgage,
                4.950% due 08/15/2014 .................        1,490
        500   Public Service Company of New Mexico, Sr.
                Note,
                4.400% due 09/15/2008 .................          495
      1,500   Southwestern Electric Power Company, Note,
                5.375% due 04/15/2015 .................        1,504
      1,500   Texas-New Mexico Power Company, Sr.
                Note,
                6.250% due 01/15/2009 .................        1,564
                                                         -----------
                                                              11,986
                                                         -----------
     TELECOMMUNICATIONS - 5.8%
      4,000   Deutsche Telekom Finance, Bond,
                8.500% due 06/15/2010 .................        4,605
      1,700   Northern Telecom Capital Inc., Company
                Guarantee,
                7.400% due 06/15/2006 .................        1,726
      2,000   Qwest Corporation, Note,
                9.125% due 03/15/2012** ...............        2,185
      1,000   TELUS Corporation, Note,
                8.000% due 06/01/2011 .................        1,159
      2,000   Vodafone Group PLC, Note,
                7.750% due 02/15/2010 .................        2,261
                                                         -----------
                                                              11,936
                                                         -----------
     REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
              Arden Realty LP, Note:
      1,000     5.200% due 09/01/2011 .................          999
      1,000     5.250% due 03/01/2015 .................          970
      1,000   Developers Diversified Realty Corporation,
                Note,
                4.625% due 08/01/2010 .................          977
      2,000   Health Care Property Investors, Inc., Note,
                6.000% due 03/01/2015 .................        2,068
      2,500   Healthcare Realty Trust, Inc., Sr. Note,
                8.125% due 05/01/2011 .................        2,869


 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
              Nationwide Health Properties Inc., Note:
$     1,000     7.060% due 12/05/2006 .................  $     1,031
      2,500     9.750% due 03/20/2008 .................        2,777
                                                         -----------
                                                              11,691
                                                         -----------
     HEALTH CARE - 4.8%
      1,500   Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 .................        1,544
      2,000   Cardinal Health, Inc., Note,
                6.750% due 02/15/2011 .................        2,158
              DVI, Inc., Sr. Note, (in default):
        900     9.875% due 02/01/2004++ ...............           72
        400     9.875% due 02/01/2004++ ...............           32
      2,000   HCA Inc., Sr. Note,
                8.750% due 09/01/2010 .................        2,259
        250   HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .................          250
        750   IVAX Corporation, Conv. Sr. Sub. Note,
                4.500% due 05/15/2008 .................          755
      3,000   Tenet Healthcare Corporation, Sr. Note,
                6.375% due 12/01/2011 .................        2,783
                                                         -----------
                                                               9,853
                                                         -----------
     MEDIA - 3.3%
      1,500   Comcast Cable Communications Inc., Sr. Note,
                7.125% due 06/15/2013 .................        1,671
      2,500   Cox Communications Inc., Note,
                7.875% due 08/15/2009 .................        2,761
      1,200   News America Holdings Inc., Sr. Deb.,
                8.000% due 10/17/2016 .................        1,421
        500   Tele-Communications, Inc., Sr. Deb.,
                7.875% due 08/01/2013 .................          584
        300   Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .................          396
                                                         -----------
                                                               6,833
                                                         -----------
     GAMING - 3.0%
        500   Harrah's Operating Company Inc., Company
                Guarantee,
                8.000% due 02/01/2011 .................          568
      1,350   Old Evangeline Downs LLC / Diamond Jo
                LLC, Company Guarantee,
                8.750% due 04/15/2012 .................        1,279
      2,000   Park Place Entertainment Corporation,
                Sr. Note,
                7.500% due 09/01/2009 .................        2,160
      2,000   Riviera Holdings Corporation, Company
                Guarantee,
                11.000% due 06/15/2010 ................        2,220
                                                         -----------
                                                               6,227
                                                         -----------
     RETAIL - 1.8%
      1,000   Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008 .................        1,072
      2,500   Safeway Inc., Note,
                7.500% due 09/15/2009 .................        2,734
                                                         -----------
                                                               3,806
                                                         -----------

32                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT INCOME FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
 CORPORATE BONDS AND NOTES - (CONTINUED)
     INFORMATION TECHNOLOGY - 1.6%
  $   2,500   Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .................  $     2,209
      1,000   Extreme Networks, Inc., Conv. Sub. Note,
                3.500% due 12/01/2006 .................          989
                                                         -----------
                                                               3,198
                                                         -----------
     INDUSTRIAL PRODUCTS - 1.6%
      2,000   Noranda Inc., Note,
                6.000% due 10/15/2015 .................        2,055
              Weyerhaeuser Company:
        500     Deb.,
                7.375% due 03/15/2032 .................          586
        500     Note,
                6.750% due 03/15/2012 .................          550
                                                         -----------
                                                               3,191
                                                         -----------
     FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.2%
              Federative Republic of Brazil:
        750     Bond,
                9.250% due 10/22/2010 .................          791
        500     Note,
                8.750% due 02/04/2025 .................          470
      1,000   United Mexican States, Bond,
                9.875% due 02/01/2010 .................        1,193
                                                         -----------
                                                               2,454
                                                         -----------
     AEROSPACE/DEFENSE - 0.7%
      1,000   Boeing Company, Deb.,
                8.750% due 08/15/2021 .................        1,355
                                                         -----------
              Total Corporate Bonds and Notes
                (Cost $134,238) .......................      142,626
                                                         -----------
 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 21.4%
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 11.8%
      7,804   4.000% due 09/01/2018-10/01/2018 ........        7,492
      1,955   5.000% due 01/01/2018 ...................        1,956
      9,776   5.500% due 03/01/2033-02/01/2035 ........        9,811
      1,018   6.000% due 04/01/2032 ...................        1,042
      1,554   6.500% due 05/01/2031-05/01/2032 ........        1,617
         67   7.000% due 01/01/2030 ...................           71
      2,000   7.630% due 02/01/2010 ...................        2,193
                                                         -----------
              Total FNMA
                (Cost $24,280) ........................       24,182
                                                         -----------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.0%
      3,379   4.500% due 08/01/2033 ...................        3,214
     10,369   5.000% due 04/01/2018-05/01/2033 ........       10,304
      2,438   5.500% due 11/01/2017-05/01/2031 ........        2,483
      1,497   6.000% due 03/01/2031-05/01/2032 ........        1,535
        542   6.500% due 06/01/2029-08/01/2029 ........          565
        352   7.000% due 01/01/2032 ...................          371
         26   9.000% due 01/01/2025 ...................           29
                                                         -----------
              Total FHLMC
                (Cost $18,693) ........................       18,501
                                                         -----------

 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.6%
$       723   6.000% due 05/20/2032 ...................  $       744
        522   7.000% due 06/20/2031 ...................          550
         42   9.000% due 02/15/2025 ...................           46
                                                         -----------
              Total GNMA
                (Cost $1,288) .........................        1,340
                                                         -----------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $44,261) ........................       44,023
                                                         -----------
 U.S. TREASURY NOTES - 6.3%
      6,000   3.375% due 11/15/2008 ...................        5,867
      7,250   3.375% due 12/15/2008 ...................        7,083
                                                         -----------
              Total U.S. Treasury Notes
                (Cost $13,210) ........................       12,950
                                                         -----------
     SHARES
     ------
 RIGHTS - 0.0% +++
   (COST $18)
      5,250   Danielson Holding Corporation-Rights+ ...           79- -
                                                         -----------
  PRINCIPAL
   AMOUNT
   (000S)
   ------
 REPURCHASE AGREEMENT - 2.3%
   (COST $4,634)
$     4,634   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $4,634,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $4,789,000) ..        4,634
                                                         -----------
TOTAL INVESTMENTS (Cost $196,361*) ............... 99.4%     204,312
OTHER ASSETS (LIABILITIES) (Net) .................  0.6        1,334
                                                  -----  -----------
NET ASSETS .......................................100.0% $   205,646
                                                  =====  ===========

----------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
  + Non-income producing security.
 ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.
+++ Amount represents less than 0.1% of the total net assets of the Fund.
- - Represents fair value as determined in good faith under the direction of the Board of Trustees.

----------------------------------------------------
                    GLOSSARY OF TERMS
    MTN      --   Medium Term Note
----------------------------------------------------

                     See Notes to Portfolio of Investments.                   33

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT MONEY MARKET FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
 COMMERCIAL PAPER (YANKEE) - 12.4%
$       885   ABN AMRO Bank North America,
                2.520% due 04/07/2005+++ ..............  $       885
        700   Credit Suisse First Boston,
                2.960% due 07/11/2005+++ ..............          694
        725   UBS Finance (D.E.) LLC,
                2.630% due 06/15/2005+++ ..............          721
                                                         -----------
              Total Commercial Paper (Yankee)
                (Cost $2,300) .........................        2,300
                                                         -----------
 CERTIFICATES OF DEPOSIT (YANKEE) - 3.8%
   (Cost $700)
        700   Bank of Nova Scotia,
                2.780% due 06/24/2005++ ...............          700
                                                         -----------
 MEDIUM TERM NOTES - 3.8%
   (Cost $705)
        700   Norwest Corporation, Series F,
                6.500% due 06/01/2005 .................          705
                                                         -----------
 CORPORATE BONDS AND NOTES - 37.6%
        800   ACF Parking Ltd, Note,
                (LOC: Fifth Third Bank),
                2.860% due 05/01/2022+ ................          800
        655   Allstate Corporation, Sr. Note,
                7.875% due 05/01/2005 .................          658
        710   Associates Corporation NA, Sr. Note,
                6.200% due 05/16/2005 .................          713
        619   Bank of America Corporation, Note,
                7.875% due 05/16/2005 .................          623
        769   Everett Clinic, P.S., Bond,
                (LOC: Bank of America),
                2.880% due 05/01/2022+ ................          769
        498   Gutwein Properties & Company, Note,
                (LOC: Fifth Third Bank),
                2.860% due 12/01/2024+ ................          498
        855   Lauren Company LLC, Bond,
                (LOC: Wells Fargo Bank),
                2.900% due 07/01/2033+** ..............          855
        700   PNC Bank NA,
                2.500% due 10/03/2005++ ...............          700
        850   SouthTrust Bank NA, Note,
                2.810% due 05/02/2005++ ...............          850
        500   U.S. Bank NA, Note,
                2.220% due 07/18/2005 .................          500
                                                         -----------
              Total Corporate Bonds and Notes
                (Cost $6,966) .........................        6,966
                                                         -----------
 TAXABLE MUNICIPAL BONDS - 32.7%
        750   California Statewide Communities
                Development Authority, MFHR,
                (Hallmark House Apartments),
                Series ZZ-T, (FNMA Collateral),
                2.970% due 12/15/2036+ ................          750
        975   Connecticut State Housing Finance
                Authority, Housing Revenue, (Housing
                Mortgage Finance Program), Series F-1,
                (AMBAC Insured),
                2.800% due 11/15/2016+ ................          975

 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
$       855   Illinois Health Facilities Authority,
                Health Care Revenue, (Loyola University
                Health System), Series C, (MBIA Insured),
                2.860% due 07/01/2024+ ................  $       855
        800   Michigan State Housing Development
                Authority, Rental Housing Revenue,
                Series C, (FGIC Insured),
                2.860% due 10/01/2020+ ................          800
        920   New York State Housing Finance Agency,
                Housing Revenue, (West 20th Street Project),
                Series B, (FNMA Collateral),
                2.860% due 05/15/2033+ ................          920
        700   Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Bank),
                2.850% due 02/01/2011+ ................          700
        500   Shelby County, Tennessee, Health,
                Educational & Housing Facilities Board,
                MFHR, Series A-T, (LOC: Bank of
                America),
                2.820% due 07/01/2022+ ................          500
        550   Washington State Housing Finance
                Commission, MFHR, (Bremerton Project),
                Series B, (FNMA Collateral),
                2.920% due 05/15/2033+ ................          550
                                                         -----------
              Total Taxable Municipal Bonds
                (Cost $6,050) .........................        6,050
                                                         -----------
 U.S. GOVERNMENT AGENCY OBLIGATION - 3.3%
   (Cost $599)
     FEDERAL HOME LOAN BANK (FHLB) - 3.3%
        600   1.520% due 05/17/2005 ...................          599
                                                         -----------
 FUNDING AGREEMENT - 2.7%
   (Cost $500)
        500   New York Life Insurance,
                2.780% due 08/03/2005++*** ............          500- -
                                                         -----------

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
VT MONEY MARKET FUND
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                                    VALUE
   (000S)                                                   (000S)
   -----                                                    -----
 REPURCHASE AGREEMENT - 3.3%
   (Cost $613)
$       613   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $613,000 on
                04/1/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due
                01/15/2025, market value $634,000) ....  $       613
                                                         -----------
TOTAL INVESTMENTS (Cost $18,433*) ...............  99.6%      18,433
OTHER ASSETS (LIABILITIES) (Net) ................   0.4           76
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $    18,509
                                                  =====  ===========

--------------------------
  * Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
*** Security is restricted and illiquid. It was acquired on August 4, 2004, and has a value of $0.03 per Fund share at March 31, 2005.
  + Variable rate securities payable upon demand with not more that five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at March 31, 2005.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate on purchase date.
- - Represents fair value as determined in good faith under the direction of the Board of Trustees.

------------------------------------------------------------------------
                              GLOSSARY OF TERMS
    AMBAC       --  American Municipal Bond Assurance Corporation
    FGIC        --  Federal Guaranty Insurance Corporation
    FNMA        --  Federal National Mortgage Association
    LOC         --  Letter of Credit
    MBIA        --  Municipal Bond Investors Assurance
    MFHR        --  Multi-family Housing Revenue
-------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   35

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST
--------------------------------------------------------------------------------
1.   VALUATION AND INVESTMENT PRACTICES
PORTFOLIO VALUATION:
Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official closing price) are valued at the last sale price on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

PURCHASED OPTION CONTRACTS:
Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

--------------------------------------------------------------------------------
WM VARIABLE TRUST
--------------------------------------------------------------------------------
Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.   LENDING OF SECURITIES
Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At March 31, 2005, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

3.   UNREALIZED APPRECIATION/(DEPRECIATION)
At March 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                      (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                    VT EQUITY      VT GROWTH    VT WEST COAST  VT MID CAP               VT SMALL CAP
                                      VT REIT        INCOME         & INCOME       EQUITY         STOCK       VT GROWTH     VALUE
                                       FUND           FUND           FUND           FUND          FUND          FUND        FUND
                                    ---------      ---------      ---------      ---------     ---------     ---------   ----------
Tax basis unrealized appreciation . $  11,618      $  47,500      $  64,499      $  34,868     $  26,529     $  22,551   $    7,963
Tax basis unrealized depreciation .      (262)        (3,424)        (9,561)        (9,149)         (831)       (6,812)      (1,189)
                                    ---------      ---------      ---------      ---------     ---------     ---------   ----------
Net tax basis unrealized
appreciation/(depreciation) ....... $  11,356      $  44,076      $  54,938      $  25,719     $  25,698     $  15,739   $    6,774
                                    =========      =========      =========      =========     =========     =========   ==========

                                                                                         VT U.S.
                                   VT SMALL CAP   VT INTERNATIONAL   VT SHORT TERM     GOVERNMENT                      VT MONEY
                                      GROWTH           GROWTH           INCOME         SECURITIES       VT INCOME        MARKET
                                       FUND             FUND             FUND             FUND            FUND            FUND
                                    ---------        ---------        ---------        ---------       ---------       ---------
Tax basis unrealized appreciation . $   3,715        $  20,090        $     697        $   2,287       $  11,698       $      --
Tax basis unrealized depreciation .    (2,770)          (1,343)            (597)          (3,392)         (3,747)             --
                                    ---------        ---------        ---------        ---------       ---------       ---------
Net tax basis unrealized
appreciation/(depreciation) ....... $     945        $  18,747        $     100        $  (1,105)      $   7,951       $      --
                                    =========        =========        =========        =========       =========       =========


                                                                              37


PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT FLEXIBLE INCOME PORTFOLIO
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             VALUE
     SHARES                                                  (000S)
    -------                                                  -----

 INVESTMENT COMPANY SECURITIES -- 99.7%
     EQUITY FUNDS -- 23.8%
    490,251   WM VT Equity Income Fund ................  $     7,981
    856,526   WM VT Growth & Income Fund ..............       15,375
    948,626   WM VT Growth Fund+ ......................       11,953
    412,293   WM VT Mid Cap Stock Fund ................        6,836
    150,374   WM VT REIT Fund .........................        2,341
    230,585   WM VT Small Cap Growth Fund+ ............        1,983
    201,303   WM VT Small Cap Value Fund+ .............        2,514
    117,613   WM VT West Coast Equity Fund ............        2,317
                                                         -----------
              Total Equity Funds
                (Cost $40,008) ........................       51,300
                                                         -----------
     FIXED INCOME FUNDS - 75.9%
  1,874,243   WM High Yield Fund ......................       15,181
  4,829,292   WM VT Income Fund .......................       53,026
  9,809,138   WM VT Short Term Income Fund ............       25,210
  6,560,529   WM VT U.S. Government Securities Fund ...       70,066
                                                         -----------
              Total Fixed Income Funds
                (Cost $157,094) .......................      163,483
                                                         -----------
              Total Investment Company Securities
                (Cost $197,102) .......................      214,783
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------
 REPURCHASE AGREEMENT -- 0.2%
   (COST $382)
$       382   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $382,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due 01/15/2025,
                market value $395,000) ................          382
                                                         -----------
TOTAL INVESTMENTS (Cost $197,484*) .............   99.9%     215,165
OTHER ASSETS (LIABILITIES) (NET) ...............    0.1          317
                                                  -----  -----------
NET ASSETS .....................................  100.0% $   215,482
                                                  =====  ===========

-----------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

--------------------------------------------------------------------------------
VT CONSERVATIVE BALANCED PORTFOLIO
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             VALUE
     SHARES                                                  (000S)
    -------                                                  -----

 INVESTMENT COMPANY SECURITIES -- 99.2%
     EQUITY FUNDS -- 40.6%
    263,708   WM VT Equity Income Fund ................  $     4,293
    337,397   WM VT Growth & Income Fund ..............        6,056
    414,764   WM VT Growth Fund+ ......................        5,226
    209,524   WM VT International Growth Fund .........        2,646
    154,415   WM VT Mid Cap Stock Fund ................        2,560
     82,712   WM VT REIT Fund .........................        1,288
     70,924   WM VT Small Cap Growth Fund+ ............          610
     84,841   WM VT Small Cap Value Fund+ .............        1,060
     99,173   WM VT West Coast Equity Fund ............        1,954
                                                         -----------
              Total Equity Funds
                (Cost $21,205) ........................       25,693
                                                         -----------
     FIXED INCOME FUNDS -- 58.6%
    464,977   WM High Yield Fund ......................        3,766
  1,110,635   WM VT Income Fund .......................       12,195
  1,416,903   WM VT Short Term Income Fund ............        3,641
  1,638,092   WM VT U.S. Government Securities Fund ...       17,495
                                                         -----------
              Total Fixed Income Funds
                (Cost $36,107) ........................       37,097
                                                         -----------
              Total Investment Company Securities
                (Cost $57,312) ........................       62,790
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------
 REPURCHASE AGREEMENT -- 0.6%
   (COST $376)
$       376   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $376,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due 01/15/2025,
                market value $389,000) ................          376
                                                         -----------
TOTAL INVESTMENTS (Cost $57,688*) ..............   99.8%      63,166
OTHER ASSETS (LIABILITIES) (NET) ...............    0.2          110
                                                  -----  -----------
NET ASSETS .....................................  100.0% $    63,276
                                                  =====  ===========

---------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
VT BALANCED PORTFOLIO
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             VALUE
     SHARES                                                  (000S)
    -------                                                  -----

 INVESTMENT COMPANY SECURITIES -- 98.6%
     EQUITY FUNDS -- 63.2%
  4,029,581   WM VT Equity Income Fund ................  $    65,602
  4,905,600   WM VT Growth & Income Fund ..............       88,055
  6,395,468   WM VT Growth Fund+ ......................       80,583
  2,806,652   WM VT International Growth Fund .........       35,448
  2,329,188   WM VT Mid Cap Stock Fund ................       38,618
  1,374,811   WM VT REIT Fund .........................       21,406
  1,272,774   WM VT Small Cap Growth Fund+ ............       10,946
  1,443,248   WM VT Small Cap Value Fund+ .............       18,026
  1,640,456   WM VT West Coast Equity Fund ............       32,317
                                                         -----------
              Total Equity Funds
                (Cost $325,271) .......................      391,001
                                                         -----------
     FIXED INCOME FUNDS -- 35.4%
  3,832,003   WM High Yield Fund ......................       31,039
  6,670,830   WM VT Income Fund .......................       73,246
  2,785,163   WM VT Short Term Income Fund ............        7,158
 10,053,603   WM VT U.S. Government Securities Fund ...      107,372
                                                         -----------
              Total Fixed Income Funds
                (Cost $204,049) .......................      218,815
                                                         -----------
              Total Investment Company Securities
                (Cost $529,320) .......................      609,816
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------
 REPURCHASE AGREEMENT -- 1.4%
   (COST $8,488)
$     8,488   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $8,489,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due 01/15/2025,
                market value $8,772,000) ..............        8,488
                                                         -----------
TOTAL INVESTMENTS (Cost $537,808*) .............. 100.0%     618,304
OTHER ASSETS (LIABILITIES) (NET) ................   0.0          293
                                                  -----  -----------
NET ASSETS ...................................... 100.0% $   618,597
                                                  =====  ===========

-----------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

--------------------------------------------------------------------------------
VT CONSERVATIVE GROWTH PORTFOLIO
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                             VALUE
     SHARES                                                  (000S)
    -------                                                  -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
     EQUITY FUNDS -- 83.4%
  2,858,374   WM VT Equity Income Fund ................  $    46,534
  4,071,431   WM VT Growth & Income Fund ..............       73,082
  5,030,643   WM VT Growth Fund+ ......................       63,386
  2,315,173   WM VT International Growth Fund .........       29,240
  1,848,988   WM VT Mid Cap Stock Fund ................       30,656
    954,570   WM VT REIT Fund .........................       14,863
  1,055,695   WM VT Small Cap Growth Fund+ ............        9,079
  1,161,462   WM VT Small Cap Value Fund+ .............       14,507
  1,346,688   WM VT West Coast Equity Fund ............       26,530
                                                         -----------
              Total Equity Funds
                (Cost $280,659) .......................      307,877
                                                         -----------
     FIXED INCOME FUNDS -- 16.4%
  1,781,027   WM High Yield Fund ......................       14,426
  1,299,235   WM VT Income Fund .......................       14,266
  2,990,989   WM VT U.S. Government Securities Fund ...       31,944
                                                         -----------
              Total Fixed Income Funds
                (Cost $56,406) ........................       60,636
                                                         -----------
              Total Investment Company Securities
                (Cost $337,065) .......................      368,513
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     -----
 REPURCHASE AGREEMENT -- 0.1%
   (COST $511)
$       511   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005 to be
                repurchased at $511,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due 01/15/2025,
                market value $528,000) ................          511
                                                         -----------
TOTAL INVESTMENTS (Cost $337,576*) .............   99.9%     369,024
OTHER ASSETS (LIABILITIES) (NET) ...............    0.1          327
                                                  -----  -----------
NET ASSETS .....................................  100.0% $   369,351
                                                  =====  ===========

----------------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
VT STRATEGIC GROWTH PORTFOLIO
March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


                                                             VALUE
     SHARES                                                  (000S)
    -------                                                  -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
     EQUITY FUNDS -- 94.9%
  1,279,868   WM VT Equity Income Fund ................  $    20,836
  2,079,651   WM VT Growth & Income Fund ..............       37,330
  2,389,593   WM VT Growth Fund+ ......................       30,109
  1,194,525   WM VT International Growth Fund .........       15,087
  1,108,875   WM VT Mid Cap Stock Fund ................       18,385
    442,295   WM VT REIT Fund .........................        6,886
    562,413   WM VT Small Cap Growth Fund+ ............        4,837
    588,580   WM VT Small Cap Value Fund+ .............        7,351
    743,184   WM VT West Coast Equity Fund ............       14,641
                                                         -----------
              Total Equity Funds
                (Cost $140,074) .......................      155,462
                                                         -----------
     FIXED INCOME FUND -- 4.9%
    987,149   WM High Yield Fund ......................        7,996
                                                         -----------
              Total Fixed Income Funds
                (Cost $7,876) .........................        7,996
                                                         -----------
              Total Investment Company Securities
                (Cost $147,950) .......................      163,458
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     -----
 REPURCHASE AGREEMENT -- 0.2%
   (COST $329)
$       329   Agreement with Morgan Stanley,
                2.510% dated 03/31/2005, to be
                repurchased at $329,000 on
                04/01/2005 (Collateralized by U.S.
                Treasury Bond, 2.375% due 01/15/2025,
                market value $340,000) ................          329
                                                         -----------
TOTAL INVESTMENTS (Cost $148,279*) .............  100.0%     163,787
OTHER ASSETS (LIABILITIES) (NET) ...............    0.0          (67)
                                                  -----  -----------
NET ASSETS .....................................  100.0% $   163,720
                                                  =====  ===========

-----------------------------
   * Aggregate cost for federal tax purposes.
   + Non-income producing security.

                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM VARIABLE TRUST STRATEGIC ASSET MANAGEMENT PORTFOLIOS



1.   VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:
Investments in Class 1 shares of various funds of the WM Variable Trust and Class I shares of WM High Yield Fund (collectively, the "Underlying Funds") are valued at net asset value per Class 1 or Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


2.   UNREALIZED APPRECIATION/(DEPRECIATION)

At March 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
                                                 VT FLEXIBLE   VT CONSERVATIVE              VT CONSERVATIVE  VT STRATEGIC
                                                    INCOME        BALANCED     VT BALANCED      GROWTH          GROWTH
                                                   PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                  -----------   -----------    ----------      ---------      ----------
Tax basis unrealized appreciation ............... $    17,681   $     5,478    $   80,496      $  50,588      $   21,183
Tax basis unrealized depreciation ...............          --            --            --        (19,140)         (5,675)
                                                  -----------   -----------    ----------      ---------      ----------
Net tax unrealized appreciation/(depreciation) .. $    17,681   $     5,478    $   80,496      $  31,448      $   15,508
                                                  ===========   ===========    ==========      =========      ==========




3. INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:
The investment objectives of the Underlying Funds are as follows:

o    WM VT Equity  Income  Fund - Seeks to  provide a  relatively  high level of current income and long-term growth of income and capital.

o    WM VT Growth & Income  Fund - Seeks to provide  long-term  capital  growth.
                                   Current income is a secondary consideration.

o    WM VT Growth Fund - Seeks to provide long-term capital appreciation.

o    WM High Yield Fund - Seeks to provide a high level of current income.

o    WM VT  Income  Fund - Seeks  to  provide  a high  level of  current  income consistent with preservation of capital.

o    WM VT International   Growth  Fund  -  Seeks  to  provide  long-term
                                            capital appreciation.

o    WM VT Mid Cap Stock Fund - Seeks to provide long-term capital appreciation.

o    WM VT REIT  Fund - Seeks to  provide a high  level of  current  income  and intermediate to long-term capital appreciation.

o    WM VT Short Term  Income Fund - Seeks to provide as high a level of current income as is consistent with prudent
                                     investment management and stability of
                                     principal.

o    WM  VT  Small  Cap  Growth  Fund  -  Seeks  to  provide  long-term  capital appreciation.

o    WM  VT  Small  Cap  Value  Fund  -  Seeks  to  provide   long-term  capital
                                         appreciation.

o    WM VT U.S.  Government  Securities  Fund - Seeks to provide a high level of current income consistent with
                                                safety and liquidity.

o    WM VT West  Coast  Equity  Fund - Seeks  to  provide  long-term  growth  of capital.



4